Document And Entity Information (USD $)	3 Months Ended
	Jun. 30, 2011	Aug. 12, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Ante5, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		47,358,965
Entity Public Float	$ 36,475,708
Amendment Flag	false
Entity Central Index Key	0001490161
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun 30, 2011
Document Fiscal Year Focus	2011

CONDENSED BALANCE SHEETS (June 30, 2011) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 2,236,014	$ 8,577,610
Accounts receivable	258,451	15,840
Prepaid expenses	167,450	8,431
Current portion of contingent consideration receivable	250,000	287,000
Total current assets	2,911,915	8,888,881
Contingent consideration receivable, net of current portion and allowance of $878,650	6,136,657	6,185,000
Oil and natural gas properties, full cost method of accounting
Proved properties	5,517,373	0
Unproved properties	13,132,727	4,343,389
Other property and equipment	40,533	15,706
Total property and equipment	18,690,633	4,359,095
Less, accumulated depreciation, amortization and depletion	(109,692)	(13,725)
Total property and equipment, net	18,580,941	4,345,370
Total assets	27,629,513	19,419,251
Current liabilities:
Accounts payable	3,946,687	325,584
Accounts payable, related parties	222,716	76,777
Accrued expenses	0	47,267
Royalties payable	319,281	323,600
Current portion of deferred tax liability	81,200	119,400
Total current liabilities	4,569,884	892,628
Asset retirement obligations	3,340	0
Deferred tax liability, net of current portion	2,279,600	2,573,600
Total liabilities	6,852,824	3,466,228
Preferred stock, $0.001 par value, 20,000,000 shares authorized, no shares issued and outstanding	0	0
Common stock, $0.001 par value, 100,000,000 shares authorized, 41,204,465 and 37,303,614 shares issued and outstanding at June 30, 2011 and December 31, 2010, respectively	41,204	37,304
Additional paid-in capital	21,940,226	16,654,223
Accumulated (deficit)	(1,204,741)	(738,504)
Total stockholders' equity	20,776,689	15,953,023
Total liabilities and stockholders' equity	$ 27,629,513	$ 19,419,251

CONDENSED BALANCE SHEETS (June 30, 2011) (Parentheticals) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Allowance, contingent consideration receivable (in Dollars)	$ 878,650	$ 878,650
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	41,204,465	37,303,614
Common stock, shares outstanding	41,204,465	37,303,614

CONDENSED STATEMENTS OF OPERATIONS (June 30, 2011) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Oil and gas sales	$ 250,590	$ 0	$ 347,530	$ 0
Operating expenses:
Production expenses	11,352	0	16,975	0
Production taxes	27,573	0	37,003	0
General and administrative	489,109	339,530	857,986	339,530
Depletion of oil and gas properties	68,382	0	104,530	0
Accretion of discount on asset retirement obligations	146	0	266	0
Depreciation and amortization	2,960	619	6,082	619
Total operating expenses	599,522	340,149	1,022,842	340,149
Net operating loss	(348,932)	(340,149)	(675,312)	(340,149)
Other income (expense):
Interest income	256	2,056	1,412	2,056
Interest (expense)	(25,490)	(8,540)	(25,490)	(8,540)
Loss on disposal of equipment	(1,061)	0	(1,061)	0
Indemnification expenses	(97,986)	0	(97,986)	0
Total other income (expense)	(124,281)	(6,484)	(123,125)	(6,484)
Loss before provision for income taxes	(473,213)	(346,633)	(798,437)	(346,633)
Provision for income taxes	57,900	0	332,200	0
Net (loss)	$ (415,313)	$ (346,633)	$ (466,237)	$ (346,633)
Weighted average number of common shares outstanding - basic and fully diluted (in Shares)	40,505,760	21,292,333	39,180,194	21,292,333
Net (loss) per share - basic and fully diluted (in Dollars per share)	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.02)

CONDENSED STATEMENTS OF CASH FLOWS (June 30, 2011) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (466,237)	$ (346,633)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Depletion of oil and gas properties	104,530	0
Depreciation and amortization	6,082	619
Accretion of discount on asset retirement obligations	266	0
Loss on disposal of equipment	1,061	0
Loss on sale of debt securities	0	8,363
Common stock warrants granted	18,506	0
Common stock warrants granted, related parties	3,266	0
Common stock options granted, related parties	312,262	58,425
Decrease (increase) in assets:
Accounts receivable	(242,611)	(5,841)
Prepaid expenses	(159,019)	0
Contingent consideration receivable	85,343	100,210
Increase (decrease) in liabilities:
Accounts payable	(76,732)	139,760
Accounts payable, related parties	145,939	0
Accrued expenses	(47,267)	13,304
Royalties payable	(4,319)	(8,254)
Deferred tax liability	(332,200)	0
Net cash used in operating activities	(651,130)	(40,047)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash acquired in spin-off from Ante4, Inc.	0	258,712
Proceeds from sale of short term investments	0	1,300,000
Purchases and increases in oil and gas properties	(5,665,533)	0
Purchases of other property and equipment	(40,533)	0
Net cash provided by (used in) investing activities	(5,706,066)	1,558,712
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on line of credit	0	(1,303,933)
Proceeds from the exercise of common stock options	15,600	0
Net cash provided by (used in) financing activities	15,600	(1,303,933)
NET CHANGE IN CASH	(6,341,596)	214,732
CASH AT BEGINNING OF PERIOD	8,577,610	0
CASH AT END OF PERIOD	2,236,014	214,732
SUPPLEMENTAL INFORMATION:
Interest paid	3,718	0
Income taxes paid	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Purchase of oil and gas properties paid subsequent to period-end	3,697,835	0
Purchase of oil and gas properties through issuance of common stock	4,940,269	0
Capitalized asset retirement obligations	$ 3,074	$ 0

BALANCE SHEET (December 31, 2010) (USD $)	12 Months Ended
Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 8,577,610
Accounts receivable	15,840
Prepaid expenses	8,431
Current portion of contingent consideration receivable	287,000
Total current assets	8,888,881
Contingent consideration receivable, net of current portion and allowance of $798,593	6,185,000
Property and equipment:
Oil and gas properties, full cost method (unevaluated)	4,343,389
Furniture and fixtures, net	1,981
Total property and equipment, net	4,345,370
Total assets	19,419,251
Current liabilities:
Accounts payable, including related party amounts of $76,777	402,361
Accrued expenses	47,267
Royalties payable	323,600
Current portion of deferred tax liability	119,400
Total current liabilities	892,628
Deferred tax liability, net of current portion	2,573,600
Total liabilities	3,466,228
Common stock, $0.001 par value, 100,000,000 shares authorized, 37,303,614 shares issued and outstanding	37,304
Additional paid-in capital	16,654,223
(Deficit) accumulated during development stage	(738,504)
Total stockholders' equity	15,953,023
Total liabilities and stockholders' equity	$ 19,419,251

BALANCE SHEET (December 31, 2010) (Parentheticals) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Contingent consideration receivable allowance (in Dollars)	$ 878,650	$ 878,650
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	41,204,465	37,303,614
Common stock, shares outstanding	41,204,465	37,303,614

STATEMENT OF OPERATIONS (December 31, 2010) (USD $)	12 Months Ended
Dec. 31, 2010
Revenue	$ 0
Operating expenses:
General and administrative	174,470
Officer salaries	95,289
Professional fees	255,077
Bad debt expense	798,593
Depreciation	2,105
Total operating expenses	1,325,534
Net operating loss	(1,325,534)
Other income (expense):
Other income	144,238
Interest expense	(13,566)
Interest income	4,958
Total other income (expense)	135,630
Loss before provision for income taxes	(1,189,904)
Benefit for income taxes	451,400
Net (loss)	$ (738,504)
Weighted average number of common shares outstanding - basic and fully diluted (in Shares)	25,834,131
Net (loss) per share - basic and fully diluted (in Dollars per share)	$ (0.03)

STATEMENT OF STOCKHOLDERS' EQUITY (December 31, 2010) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Issuance from spin-off of Ante4, Inc. at Dec. 31, 2009	$ 4,591,954	$ 21,292	$ 4,570,662
Issuance from spin-off of Ante4, Inc. (in Shares) at Dec. 31, 2009		21,292,333
Sale of shares of common stock at $1 per share, 6,270,000 shares to related parties	11,000,000	11,000	10,989,000
Sale of shares of common stock at $1 per share, 6,270,000 shares to related parties (in Shares)		11,000,000
Common stock issued for acquisition of oil & gas properties	1,252,820	5,012	1,247,808
Common stock issued for acquisition of oil & gas properties (in Shares)		5,011,281
Common stock options granted for services, related party	77,500		77,500
Net indemnified costs incurred from the spin-off from Ante4, Inc.	(230,747)		(230,747)
Net loss from April 9, 2010 (Inception) to December 31, 2010	(738,504)			(738,504)
Balance, December 31, 2010 at Dec. 31, 2010	$ 15,953,023	$ 37,304	$ 16,654,223	$ (738,504)
Balance, December 31, 2010 (in Shares) at Dec. 31, 2010		37,303,614

STATEMENT OF CASH FLOWS (December 31, 2010) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (466,237)	$ (346,633)	$ (738,504)
Adjustments to reconcile net (loss)
Bad debt expense			798,593
Depreciation	6,082	619	2,105
Loss on sale of debt securities	0	8,363	8,363
Common stock options granted, related parties	312,262	58,425	77,500
Decrease (increase) in assets:
Accounts receivable	(242,611)	(5,841)	98,156
Prepaid expenses	(159,019)	0	(8,431)
Contingent consideration receivable	85,343	100,210	182,335
Increase (decrease) in liabilities:
Accounts payable	(76,732)	139,760	(357,838)
Accrued expenses	(47,267)	13,304	47,267
Royalties payable	(4,319)	(8,254)	(11,343)
Deferred tax liability	(332,200)	0	(451,400)
Net cash used in operating activities	(651,130)	(40,047)	(353,197)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash acquired in spin-off from Ante4, Inc.	0	258,712	258,712
Purchases and increases in oil and gas properties	(5,665,533)	0	(3,090,569)
Proceeds from sale of short term investments	0	1,300,000	3,700,000
Net cash provided by investing activities	(5,706,066)	1,558,712	868,143
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on line of credit	0	(1,303,933)	(2,437,336)
Principal payments on note payable			(500,000)
Procees from the sale of common stock			11,000,000
Net cash provided by financing activities	15,600	(1,303,933)	8,062,664
NET CHANGE IN CASH	(6,341,596)	214,732	8,577,610
CASH AT BEGINNING OF YEAR	8,577,610	0	0
CASH AT END OF YEAR			8,577,610
SUPPLEMENTAL INFORMATION:
Interest paid	3,718	0	10,210
Income taxes paid	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Purchase of oil and gas properties through issuance of common stock	$ 4,940,269	$ 0	$ 1,252,820

Note 1 - Organization and Nature of Business (June 30, 2011)	6 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 – Organization and Nature of Business

Ante5, Inc. (the “Company”) became an independent company in April 2010 when the spin-off from our former parent company, Ante4, Inc. (now Voyager Oil & Gas, Inc.), became effective.  We became a publicly traded company when our shares began trading on July 1, 2010.  Since October 2010, we have been engaged in the business of acquiring oil and gas leases and participating in the drilling of wells in the Bakken and Three Forks trends in North Dakota and Montana.  Our strategy is to participate in the exploration, development and production of oil and gas reserves as a non-operating working interest owner in a growing, diversified portfolio of oil and gas wells.  We aggressively seek to accumulate mineral leases to position us to participate in the drilling of new wells on a continuous basis.  Occasionally we also purchase working interests in producing wells.

We also inherited assets from our former parent company prior to our spin off.  These historical assets relate to our former parent company’s business as WPT Enterprises, Inc., when it created internationally branded products through the development, production and marketing of televised programming based on gaming themes.  The primary historical gaming asset is our license agreement with a subsidiary of PartyGaming, PLC, an international online casino gaming company.  We are entitled to royalty payments from that license agreement.  We manage our historical assets to monetize them.  Our common stock is currently traded on the OTC QB and OTC BB under the trading symbol “ANFC”.

The Company’s focus is the acquisition, exploration, development and production of crude oil and natural gas properties, primarily in the Bakken and Three Forks trends in North Dakota and Montana.  We believe that our prospective success revolves around our ability to acquire mineral rights and participate in drilling activities by virtue of our ownership of such rights and through the relationships we have developed with our operating partners.

As a non-operating working interest partner, we participate in drilling activities primarily on a heads-up basis.  Before a well is spud, an operator is required to offer all mineral lease owners in the designated well spacing unit the right to participate in the drilling and production of the well.  Drilling costs and revenues from oil and gas sales are split pro-rata based on acreage ownership in the designated drilling unit.  We rely on our operator partners to identify specific drilling sites, permit, and engage in the drilling process.  As a non-operator we are focused on maintaining a low overhead structure.

We commenced our oil and gas business in the fall of 2010 and, although we had successful discoveries late in 2010, we had no proven oil reserves at the end of 2010.  We completed our initial reservoir engineering calculations in the quarter ended June 30, 2011.  Our goal is to deploy our capital to maximize our oil and gas production and reserves.

Note 2 - Basis of Presentation and Significant Accounting Policies (June 30, 2011)	6 Months Ended
Jun. 30, 2011
Basis of Presentation and Significant Accounting Policies [Text Block]
Note 2 – Basis of Presentation and Significant Accounting Policies

The interim condensed financial statements included herein, presented in accordance with United States generally accepted accounting principles and stated in US dollars, have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to not make the information presented misleading.

These statements reflect all adjustments, which in the opinion of management, are necessary for fair presentation of the information contained therein. Except as otherwise disclosed, all such adjustments are of a normal recurring nature. It is suggested that these interim condensed financial statements be read in conjunction with the audited financial statements for the year ended December 31, 2010, which were included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2010.  The Company follows the same accounting policies in the preparation of interim reports.

Former Development Stage Company

Prior to 2011, the Company was considered a development stage company as defined by FASB ASC 915-10-05.  As a development stage enterprise, the Company had disclosed the deficit accumulated during the development stage and the cumulative statements of operations and cash flows from inception to the current balance sheet date.  An entity remains in the development stage until such time as, among other factors, revenues have been realized.  The Company’s realized revenues and oil & gas operations in 2011 met this criteria, as such, the Company is no longer a development stage company and, accordingly, the cumulative statements of operations and cash flows from inception to the current balance sheet date have not been presented.

Comparative Periods

The Company was spun-off from an unrelated business in April of 2010.  As a result, the comparative financial statements for the three and six month periods ended June 30, 2010 are based on a short period.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The oil and gas industry is subject, by its nature, to environmental hazards and clean-up costs.  At this time, management knows of no substantial losses from environmental accidents or events for which the Company may be currently liable.

Cash and Cash Equivalents

Cash equivalents include money market accounts which have maturities of three months or less.  For the purpose of the statements of cash flows, all highly liquid investments with an original maturity of three months or less are considered to be cash equivalents.  Cash equivalents are stated at cost plus accrued interest, which approximates market value.  Cash and cash equivalents consist of the following:

	June 30	December 31,
	2011	2010
Cash	$108,193	$131,859
Money market funds	2,127,821	8,445,751
Total	$2,236,014	$8,557,610

Cash in Excess of FDIC Insured Limits

The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits.  Accounts are guaranteed by the Federal Deposit Insurance Corporation (FDIC) up to  $200,000.  At June 30, 2011, the Company had approximately  $1,926,800 in excess of FDIC insured limits.  The Company has not experienced any losses in such accounts.

Website Development Costs

The Company accounts for website development costs in accordance with ASC 350-50, “Accounting for Website Development Costs” (“ASC 350-50”), wherein website development costs are segregated into three activities:

1)	Initial stage (planning), whereby the related costs are expensed.

2)
Development (web application, infrastructure, graphics), whereby the related costs are capitalized and amortized once the website is ready for use. Costs for development content of the website may be expensed or capitalized depending on the circumstances of the expenditures.

3)
Post-implementation (after site is up and running: security, training, admin), whereby the related costs are expensed as incurred. Upgrades are usually expensed, unless they add additional functionality.

All website development costs from inception through the date of this report have been incurred pursuant to the initial planning stage. As a result, all costs have been expensed as incurred.

Income Taxes

Ante5 recognizes deferred tax assets and liabilities based on differences between the financial reporting and tax basis of assets and liabilities using the enacted tax rates and laws that are expected to be in effect when the differences are expected to be recovered.  Ante5 provides a valuation allowance for deferred tax assets for which it does not consider realization of such assets to be more likely than not.

Segment Reporting

Under FASB ASC 280-10-50, the Company operates as a single segment and will evaluate additional segment disclosure requirements as it expands its operations.

Fair Value of Financial Instruments

Under FASB ASC 820-10-05, the Financial Accounting Standards Board establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.  This Statement reaffirms that fair value is the relevant measurement attribute.  The adoption of this standard did not have a material effect on the Company’s financial statements as reflected herein.  The carrying amounts of cash, accounts payable and accrued expenses reported on the balance sheets are estimated by management to approximate fair value primarily due to the short term nature of the instruments.  The Company had no items that required fair value measurement on a recurring basis.

Non-Oil & Gas Property and Equipment

Property and equipment that are not oil and gas properties are recorded at cost and depreciated using the straight-line method over their estimated useful lives of three to seven years.  Expenditures for replacements, renewals, and betterments are capitalized.  Maintenance and repairs are charged to operations as incurred.  Long-lived assets, other than oil and gas properties, are evaluated for impairment to determine if current circumstances and market conditions indicate the carrying amount may not be recoverable.  The Company has not recognized any impairment losses on non-oil and gas long-lived assets.  Depreciation expense was  $6,082 for the six months ended June 30, 2011.

Revenue Recognition and Gas Balancing

The Company recognizes oil and gas revenues from its interests in producing wells when production is delivered to, and title has transferred to, the purchaser and to the extent the selling price is reasonably determinable.  The Company uses the sales method of accounting for gas balancing of gas production and would recognize a liability if the existing proven reserves were not adequate to cover the current imbalance situation.

Full Cost Method

The Company follows the full cost method of accounting for oil and gas operations whereby all costs related to the exploration and development of oil and gas properties are initially capitalized into a single cost center ("full cost pool").  Such costs include land acquisition costs, geological and geophysical expenses, carrying charges on non-producing properties, costs of drilling directly related to acquisition, and exploration activities.

Proceeds from property sales will generally be credited to the full cost pool, with no gain or loss recognized, unless such a sale would significantly alter the relationship between capitalized costs and the proved reserves attributable to these costs.  A significant alteration would typically involve a sale of 25% or more of the proved reserves related to a single full cost pool.  As of June 30, 2011, the Company has had no property sales.

The Company assesses all items classified as unevaluated property on a quarterly basis for possible impairment or reduction in value.  The assessment includes consideration of the following factors, among others: intent to drill; remaining lease term; geological and geophysical evaluations; drilling results and activity; the assignment of proved reserves; and the economic viability of development if proved reserves are assigned.  During any period in which these factors indicate an impairment, the cumulative drilling costs incurred to date for such property and all or a portion of the associated leasehold costs are transferred to the full cost pool and are then subject to amortization.  As of June 30, 2011, the Company had no impairment or reduction in value within costs subject to the depletion calculation.

Capitalized costs associated with impaired properties and properties having proved reserves, estimated future development costs, and asset retirement costs under FASB ASC 410-20-25 are depleted and amortized on the unit-of-production method based on the estimated gross proved reserves as determined by independent petroleum engineers.  The costs of unproved properties are withheld from the depletion base until such time as they are either developed or abandoned.

Capitalized costs of oil and gas properties (net of related deferred income taxes) may not exceed an amount equal to the present value, discounted at 10% per annum, of the estimated future net cash flows from proved oil and gas reserves plus the cost of unproved properties (adjusted for related income tax effects).  Should capitalized costs exceed this ceiling, impairment is recognized.  The present value of estimated future net cash flows is computed by applying the arithmetic average first day price of oil and natural gas for the preceding twelve months to estimated future production of proved oil and gas reserves as of the end of the period, less estimated future expenditures to be incurred in developing and producing the proved reserves and assuming continuation of existing economic conditions.  Such present value of proved reserves' future net cash flows excludes future cash outflows associated with settling asset retirement obligations.  Should this comparison indicate an excess carrying value, the excess is charged to earnings as an impairment expense.

Impairment

FASB ASC 360-10-35-21 requires that assets to be held and used be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Oil and gas properties accounted for using the full cost method of accounting (which the Company uses) are excluded from this requirement but continue to be subject to the full cost method's impairment rules.

FASB ASC 310-40 requires that impaired loans be measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, as a practical expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent.  The Company considers the contingent consideration receivable received pursuant to a sale of substantially all of the assets of Ante4, Inc., as received in the spin-off on April 16, 2010, to be accounted for in accordance with ASC 310-40.  As such, we test for impairment annually using the present value of expected future net cash flows.

Basic and Diluted Loss Per Share

The basic net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing the net loss adjusted on an “as if converted” basis, by the weighted average number of common shares outstanding plus potential dilutive securities.  For the six months ended June 30, 2011, potential dilutive securities had an anti-dilutive effect and were not included in the calculation of diluted net loss per common share.

Stock-Based Compensation

The Company adopted FASB guidance on stock based compensation upon inception at April 9, 2010. Under FASB ASC 718-10-30-2, all share-based payments to employees, including grants of employee stock options, are to be recognized in the income statement based on their fair values.  Pro forma disclosure is no longer an alternative.  Stock options issued for services and compensation totaled  $312,262 for the six months ended June 30, 2011, using the Black-Scholes options pricing model and an effective term of 6 years based on the weighted average of the vesting period and the stated term of the option grants and the discount rate on 5 year U.S. Treasury securities at the grant date.

Uncertain Tax Positions

Effective upon inception at April 9, 2010, the Company adopted new standards for accounting for uncertainty in income taxes.  These standards prescribe a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.  These standards also provide guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

Various taxing authorities periodically audit the Company’s income tax returns.  These audits include questions regarding the Company’s tax filing positions, including the timing and amount of deductions and the allocation of income to various tax jurisdictions.  In evaluating the exposures connected with these various tax filing positions, including state and local taxes, the Company records allowances for probable exposures.  A number of years may elapse before a particular matter, for which an allowance has been established, is audited and fully resolved.  Ante5, Inc. has not yet undergone an examination by any taxing authorities.  Ante5 has indemnified Voyager Oil and Gas (Ante4), however, for any unrecognized liabilities which is limited to  $2,500,000, and terminates on or about April 15, 2012.  In July of 2011 the Internal Revenue Service completed an examination of federal income tax returns of Voyager Oil and Gas (Ante4) for the years ended January 3, 2010 and December 28, 2008.  As a result of the examination Voyager Oil and Gas paid  $11,417 of federal taxes and, based on the federal examination, filed amended state returns in California and paid an additional  $48,666 in state taxes.  In addition, Voyager Oil and Gas paid an additional  $37,903 in California payroll taxes related to an underpayment by Ante4 from 2010.  Ante5, Inc. reimbursed Voyager for  $11,417 of these payments in June of 2011 and the remaining  $86,569 was paid in July of 2011, and presented in accounts payable on the balance sheet at June 30, 2011, based on our indemnification agreement.

The assessment of the Company’s tax position relies on the judgment of management to estimate the exposures associated with the Company’s various filing positions.

Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”, which is effective for annual reporting periods beginning after December 15, 2011.  ASU 2011-05 will become effective for the Company on January 1, 2012.  This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity.  In addition, items of other comprehensive income that are reclassified to profit or loss are required to be presented separately on the face of the financial statements.  This guidance is intended to increase the prominence of other comprehensive income in financial statements by requiring that such amounts be presented either in a single continuous statement of income and comprehensive income or separately in consecutive statements of income and comprehensive income.  The adoption of ASU 2011-05 is not expected to have a material impact on our financial position or results of operations.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which is effective for annual reporting periods beginning after December 15, 2011.  This guidance amends certain accounting and disclosure requirements related to fair value measurements.  Additional disclosure requirements in the update include: (1) for Level 3 fair value measurements, quantitative information about unobservable inputs used, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements to changes in the unobservable inputs; (2) for an entity’s use of a nonfinancial asset that is different from the asset’s highest and best use, the reason for the difference; (3) for financial instruments not measured at fair value but for which disclosure of fair value is required, the fair value hierarchy level in which the fair value measurements were determined; and (4) the disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy.  ASU 2011-04 will become effective for the Company on January 1, 2012.  We are currently evaluating ASU 2011-04 and have not yet determined the impact that adoption will have on our financial statements.

In April 2011, the FASB issued ASU 2011-02, “Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring”. This amendment explains which modifications constitute troubled debt restructurings (“TDR”). Under the new guidance, the definition of a troubled debt restructuring remains essentially unchanged, and for a loan modification to be considered a TDR, certain basic criteria must still be met. For public companies, the new guidance is effective for interim and annual periods beginning on or after June 15, 2011, and applies retrospectively to restructuring occurring on or after the beginning of the fiscal year of adoption. The Company does not expect that the guidance effective in future periods will have a material impact on its financial statements.

Note 3 - Spin-Off (June 30, 2011)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Business Combination Disclosure [Text Block]
Note 3 – Spin-Off

On April 16, 2010, the Company, formerly a wholly-owned subsidiary of Ante4, Inc., was spun-off. As a result, on June 14, 2010 the Company distributed a total of 21,292,333 shares to holders of record of Ante4, Inc. as of the close of trading on April 15, 2010 on a 1:1 basis.

The following table summarizes the fair value of assets acquired and liabilities assumed:

Assets acquired
Cash	$258,712
Accounts receivable	33,708
Investment in debt securities and related put rights	3,708,363
Contingent consideration receivable	7,532,985
Property and Equipment	15,706
Less: accumulated depreciation and depletion	(11,620)
Total assets acquired	11,537,854
Liabilities assumed
Accounts payable	449,164
Royalties payable	415,000
Line of credit	2,437,336
Notes payable	500,000
Deferred tax liability	3,144,400
Total fair value of assets, net of liabilities assumed	$4,591,954

Note 2 – Spin-Off

On April 16, 2010, the Company, formerly a wholly-owned subsidiary of Ante4, Inc., was spun-off. As a result, on June 14, 2010 the Company distributed a total of 21,292,333 shares to holders of record of Ante4, Inc. as of the close of trading on April 15, 2010 on a 1:1 basis.

The following table summarizes the fair value of assets acquired and liabilities assumed:

Assets acquired
Cash	$258,712
Accounts receivable	33,708
Investment in debt securities and related put rights	3,708,363
Contingent consideration receivable	7,532,985
Property and Equipment	15,706
Less: accumulated depreciation and depletion	(11,620)
Total assets acquired	11,537,854
Liabilities assumed
Accounts payable	449,164
Royalties payable	415,000
Line of credit	2,437,336
Notes payable	500,000
Deferred tax liability	3,144,400
Total liabilities acquired	6,945,900
Total fair value of assets and liabilities acquired	$4,591,954

Subsequent to the spin-off the Company received proceeds, and incurred additional costs, that were not disclosed prior to the spin-off, and as such, were not included in the distribution listed above.  These net costs totaled  $230,747 as of December 31, 2010.

Note 4 - Property and Equipment (June 30, 2011)	6 Months Ended
Jun. 30, 2011
Property, Plant and Equipment Disclosure [Text Block]
Note 4 – Property and Equipment

Property and equipment at June 30, 2011 and December 31, 2010, consisted of the following:

	June 30,	December 31,
	2011	2010
Oil and gas properties, full cost method:
Unevaluated costs, not subject to amortization or ceiling test	$13,132,727	$4,343,389
Evaluated costs	5,517,373	-
	18,650,100	4,343,389
Other property and equipment	40,533	15,706
	18,690,633	4,359,095
Less: Accumulated depreciation, amortization and depletion	(109,692)	(13,725)
Total property and equipment, net	$18,580,941	$4,345,370

The following table shows depreciation, depletion, and amortization expense by type of asset:

	June 30,	June 30,
	2011	2010
Depletion of costs for evaluated oil and gas properties	$104,530	$-
Depreciation and amortization of other property and equipment	6,082	619
Total depreciation, amortization and depletion	$110,612	$619

Note 5 - Oil and Gas Properties (June 30, 2011)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Full Cost Method of Accounting for Investments in Oil and Gas Properties Disclosure [Text Block]
Note 5 – Oil and Gas Properties

The following table summarizes gross and net productive oil wells by state at June 30, 2011.  A net well represents our percentage ownership of a gross well.  The following table does not include wells in which our interest is limited to royalty and overriding royalty interests.  The following table also does not include wells which were awaiting completion, in the process of completion or awaiting flow back subsequent to fracture stimulation.

	June 30, 2011
	Gross	Net

North Dakota	11	0.45
Total:	11	0.45

The Company’s oil and gas properties consist of all acreage acquisition costs (including cash expenditures and the value of stock consideration), drilling costs and other associated capitalized costs.  As of June 30, 2011 and December 31, 2010, our principal oil and gas assets included approximately 9,600 and 3,712 net acres, respectively, located in North Dakota.

In the third quarter of 2010, the Company acquired ownership interest in several mineral leases covering approximately 3,712 net acres.  In consideration for their assignment of these mineral leases, the Company paid the sellers a total of  $2,969,648 of cash and issued to them 5,011,281 shares of our common stock, and assigned to the sellers a 2% overriding royalty interest in the mineral leases, effective on the closing.

In the first quarter of 2011, the Company has acquired at total of 1,974 net mineral acres.  In consideration for their assignment of these mineral leases, the Company paid a total of  $2,410,032 of cash and issued 1,494,962 shares of our common stock.

In the second quarter of 2011, the company acquired a total of 3,953 net mineral acres.  In consideration for their assignment of these mineral leases, the Company paid a total of  $2,830,925 of cash and issued 2,649,189 shares of our common stock.

The following table summarizes our capitalized costs for the purchase and development of our oil and gas properties for the six months ended June 30, 2011:

June 30, 2011
Purchases of oil and gas properties for cash	$5,665,533
Purchases of oil and gas properties for cash paid subsequent to June 30, 2011	3,697,835
Purchases of oil and gas properties through the issuance of common stock	4,940,269
Capitalized asset retirement obligations	3,074
Total purchase and development costs, oil and gas properties	$14,306,711

Note 3 – Oil and Gas Properties

As of December 31, 2010, our principal oil and gas assets included approximately 3,712 net acres located in North Dakota.  The following summarizes our acquisitions of oil and gas mineral leases through December 31, 2010:

On October 7, 2010, we entered into an asset purchase agreement (“APA”) with Twin City Technical, LLC, a North Dakota limited liability company, and Irish Oil and Gas, Inc., a Nevada corporation (collectively, the “Sellers”), to acquire Sellers’ right, title, and interest in several mineral leases covering approximately 3,712 net acres in the Williston Basin in North Dakota (“Mineral Leases”) in consideration for a total of  $2,969,648 of cash, payable in full at the closing, plus 5,011,281 shares of our common stock, plus assignment to the Sellers (or in Sellers’ sole discretion, reservation by the Sellers in their assignment to the Company) of a 2% overriding royalty interest in the Mineral Leases, effective on the closing.

Note 6 - Related Party (June 30, 2011)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related Party Transactions Disclosure [Text Block]
Note 6 – Related Party

Accounts Payable

As of June 30, 2011 we owed Voyager Oil and Gas (VOY), a Company that merged with our former parent company, Ante4, Inc.,  $120,000 related to sub-lease deposits to be repaid on office space leased in California, as well as,  $48,666 in state taxes, based on an income tax examination related to the 2009 tax year.  In addition, VOY paid an additional  $37,903 in California payroll taxes related to an underpayment by Ante4 from 2010.  The amounts have been included in accounts payable and total  $206,569.  We have paid  $86,569 of this amount subsequent to June 30, 2011.  We also incurred, and paid, VOY  $11,417 on June 24, 2011 pursuant to a federal tax examination related to the 2009 federal tax year.

Option Awards

On February 22, 2011, we granted 500,000 stock options to James Moe, our chief financial officer.  The options vest annually over three years beginning on March 14, 2012 and are exercisable until February 21, 2021 at an exercise price of  $1.65 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 108% and a call option value of  $1.3661, was  $683,070, and is being amortized over the implied service term, or vesting period, of the options.  The Company recognized  $66,410 of compensation expense during the six months ended June 30, 2011.

Financing Arrangement

On May 2, 2011, we entered into a Revolving Credit and Security Agreement (the “Credit Agreement”) with certain lenders (collectively, the “Lenders” and individually a “Lender”) and Prenante5, LLC, as agent for the Lenders (PrenAnte5, LLC, in such capacity, the “Agent”).  The facility provides  $10 million in financing to be made available for drilling projects on the Company’s North Dakota Bakken and Three Forks position.  The facility will be available for a period of three years over which time we may draw on the line seven times, pay the line down three times, and terminate the facility without penalty one time.  The facility sets the minimum total draw at  $500,000 and requires Ante5, upon each draw, to provide the Lender with a compliance certificate that, along with other usual and customary financial covenants, states that Ante5 has at least twelve months interest coverage on its balance sheet in cash.

Morris Goldfarb, one of the Company’s directors, is participating as a Lender through the Agent with a commitment amount of  $1.5 million in the facility.  In consideration for his participation through the agent, Mr. Goldfarb was issued 75,000 warrants (his pro-rata share as a Lender) with the same terms and conditions as the other warrants issued in connection with the closing of the Credit Agreement.  The warrants vest on the earlier of the 1 year anniversary of the grant date (May 2, 2012) or when 50% of the LOC has been advanced, and are exercisable until May 1, 2016 at an exercise price of  $0.95 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 97% and a call option value of  $0.7837, was  $58,781, and is being amortized over the three year life of the credit agreement.  The Company recognized  $3,266 of compensation expense during the six months ended June 30, 2011.

Other Related Party Transactions

Our former President and Chief Executive Officer, Steve Lipscomb, receives a commission of 5% of a royalty stream from Peerless Media Ltd., recorded on the balance sheet as a contingent consideration receivable, in perpetuity as a result of an incentive arrangement with Mr. Lipscomb that was approved by Ante4’s Board of Directors in February 2009.  Mr. Lipscomb has received a total of  $4,320 in commissions during the six months ended June 30, 2011.  Mr. Lipscomb also has been retained as a consultant at a rate of  $4,167 per month.  As of June 30, 2011 we owed Mr. Lipscomb  $12,363 as reported within accounts payable on the balance sheet as of June 30, 2011.

We sublease office space on a month to month basis where the lessor is an entity owned by our CEO, Bradley Berman for approximately  $1,053 per month.  We have paid a total of  $6,647 to this entity during the six months ended June 30, 2011.

During the six months ended June 30, 2011, we paid  $8,633 to an entity owned by our CEO, Bradley Berman for administrative services provided, of which,  $3,451 remained unpaid and reported within accounts payable on the balance sheet as of June 30, 2011.

Note 4 – Related Party

Accounts payable

We owe Voyager Oil and Gas, a Company that merged with our former parent company, Ante4, Inc.,  $76,777 related to sub-lease deposits to be repaid on office space leased in California.  The amount is included in accounts payable.

Common stock purchases

The Company raised a total of  $11,000,000 from the sale common stock through a private placement offering of 11,000,000 shares of common stock at  $1.00 per share, of which, related parties participated through the investment of a total of  $6,270,000, representing 6,270,000 shares of common stock.

Option awards

On November 16, 2010 the Company granted 100,000 stock options as compensation to a newly appointed Director for service on the Board of Directors in 2010.  The options vest annually over three years and are exercisable until November 15, 2020 at an exercise price of  $1.00 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 198% and a call option value of  $0.8256, was  $82,558, and is being amortized over the vesting period of the options.  The Company recognized  $3,440 of compensation expense during the period from inception (April 9, 2010) to December 31, 2010.

On November 15, 2010 the Company granted 500,000 stock options as compensation to a newly appointed Chief Operating Officer.  The options vest annually over three years and are exercisable until November 14, 2020 at an exercise price of  $1.00 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 198% and a call option value of  $0.8157, was  $407,870, and is being amortized over the vesting period of the options.  The Company recognized  $16,995 of compensation expense during the period from inception (April 9, 2010) to December 31, 2010.

On November 12, 2010 the Company granted 1,000,000 stock options as compensation to a newly elected Chief Executive Officer.  The options vest annually over three years and are exercisable until November 11, 2020 at an exercise price of  $1.00 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 198% and a call option value of  $0.8452, was  $845,183, and is being amortized over the vesting period of the options.  The Company recognized  $35,216 of compensation expense during the period from inception (April 9, 2010) to December 31, 2010.

On November 12, 2010 the Company granted 100,000 stock options as compensation to a newly appointed Director for service on the Board of Directors in 2010.  The options vest annually over three years and are exercisable until November 11, 2020 at an exercise price of  $1.00 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 198% and a call option value of  $0.8452, was  $84,518, and is being amortized over the vesting period of the options.  The Company recognized  $3,522 of compensation expense during the period from inception (April 9, 2010) to December 31, 2010.

On April 26, 2010 the Company granted 100,000 stock options as compensation for service on the Board of Directors in 2010 to each of its three Directors at the time.  The options vest annually over three years and are exercisable until April 25, 2020 at an exercise price of  $0.30 per share based on the average of the bid and ask price of the Company’s common stock over the five day period beginning on the first day the common stock was traded on the “Pink Sheets”.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 204% and a call option value of  $0.1947, was  $58,425, and is being amortized over the vesting period of the options.  The Company recognized  $18,327 of compensation expense during the period from inception (April 9, 2010) to December 31, 2010.  100,000 of these options were cancelled pursuant to the resignation of one of the Company’s Directors on November 12, 2010.

In accordance with the spin-off on April 16, 2010, each option to purchase shares of Ante4, Inc. (“Ante4”) common stock that was held by a director, officer or employee of Ante4 and was outstanding on the distribution date (an “Original Ante4 Option”) was replaced with both an adjusted Ante4 stock option and a stock option to purchase one share of Ante5 common stock for each share of Ante4 common stock underlying the original Ante4 stock option. The terms are generally intended to preserve the intrinsic value of the original option. As such, the strike prices were adjusted using the ratio of the FMV of one share of Ante5 common stock that was distributed to the FMV of each share of Ante4 common stock at the time of the spin-off. The ratio of the intrinsic value on the first trading day for Ante5, July 1, 2010, relative to the closing share price on the day preceding the distribution of Ante4 resulted in an allocation of 6.35% of the original strike prices of the Ante4 options to the Ante5 options. The following Ante5 options as originally issued by Ante4 are held by directors of Ante5, Inc.:

	Number	Strike
Holder	of options	price	Expiration date	Vesting terms
Director	12,000	$0.51	August 9, 2014	Fully vested
Director	12,000	$0.33	May 31, 2016	Fully vested
Director	4,000	$0.29	May 30, 2017	Fully vested
Director	4,000	$0.29	May 30, 2017	Fully vested
Director	4,000	$0.08	May 22, 2018	Fully vested
Director	4,000	$0.08	May 22, 2018	Fully vested
Director	4,000	$0.05	May 20, 2019	Fully vested
Director	4,000	$0.05	May 20, 2019	Fully vested
Former CEO	125,000	$0.03	February 20, 2019	Fully vested

Other related party transactions

Our former President and Chief Executive Officer, Steve Lipscomb, will receive 5% of a royalty stream from Peerless Media Ltd., recorded on the balance sheet as a contingent consideration receivable, in perpetuity as a result of an incentive arrangement with Mr. Lipscomb that was approved by Ante4’s Board of Directors in February 2009.

We rent office space on a month to month basis from an entity under common ownership with our CEO, Bradley Berman for approximately  $1,053 per month.

Note 7 - Contingent Consideration Receivable (June 30, 2011)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note 7 – Contingent Consideration Receivable

As a result of a transaction between Ante4, Inc. (Ante4”) and Peerless Media Ltd. (“Buyer”) during fiscal year 2009, pursuant to which, Ante4 sold substantially all of its operating assets (the “Transaction”), Ante5, Inc. (the “Company”) as a result of the spin-off on April 16, 2010, is entitled to receive, in perpetuity, 5% of gross gaming revenue and 5% of other revenue of the Buyer generated by Ante4’s former business and assets that were sold to Buyer in the Transaction, subject to a 5% commission presented as Royalties Payable on the balance sheet. Buyer has guaranteed a minimum payment to us of  $3 million for such revenue over the three-year period following the closing of the Transaction.  The Company prepared a discounted cash flow model to determine an estimated fair value of this portion of the purchase price as of November 2, 2009.  This value was recorded on the balance sheet of Ante4.  In connection with the spin-off described above, on April 16, 2010 Ante4 distributed this asset to its wholly-owned subsidiary, Ante5, Inc., which was spun-off and a registration statement was filed on Form 10-12/A, along with an Information Statement with the Securities and Exchange Commission for the purpose of spinning off the Ante5 shares from Ante4, Inc. to its stockholders of record on April 15, 2010.  We performed an impairment analysis as of December 31, 2010 which necessitated a write down and realization of an  $878,650 valuation allowance, along with a corresponding adjustment of  $80,057 to royalties payable.  The net amount resulted in the recognition of a  $798,593 bad debt expense in the operating expense section of the statement of operations.  The following is a summary of the contingency consideration receivable and related royalties payable at June 30, 2011:

	Contingent		Net Contingent
	Consideration	Royalties	Consideration
	Receivable	Payable	Receivable
Balance spun-off,
April 16, 2010:	$7,577,500	$(415,000)	$7,162,500
Net royalties received and
Commissions paid	(226,850)	11,343	(215,507)
Fair value adjustment	(878,650)	80,057	(798,593)
Balance, December 31, 2010	6,472,000	(323,600)	6,148,400
Net royalties received and
Commissions paid	(85,343)	4,319	(81,024)
Balance, June 30, 2011	$6,386,657	$(319,281)	$6,067,376

The Company estimated its current portion of the contingent consideration receivable to be  $250,000 based on the estimated net present value of royalties expected to be received in the 2011 calendar year.

Note 5 – Contingent Consideration Receivable

As a result of a transaction between Ante4, Inc. (Ante4”) and Peerless Media Ltd. (“Buyer”) during fiscal year 2009, pursuant to which, Ante4 sold substantially all of its operating assets (the “Transaction”), Ante5, Inc. (the “Company”) as a result of the spin-off on April 16, 2010, is entitled to receive, in perpetuity, 5% of gross gaming revenue and 5% of other revenue of the Buyer generated by Ante4’s former business and assets that were sold to Buyer in the Transaction. Buyer has guaranteed a minimum payment to us of  $3 million for such revenue over the three-year period following the closing of the Transaction.  The Company prepared a discounted cash flow model to determine an estimated fair value of this portion of the purchase price as of November 2, 2009.  This value was recorded on the balance sheet of Ante4.  In connection with the spin-off described above, on April 16, 2010 Ante4 distributed this asset to its wholly-owned subsidiary, Ante5, Inc., which was spun-off and a registration statement was filed on Form 10-12/A, along with an Information Statement with the Securities and Exchange Commission for the purpose of spinning off the Ante5 shares from Ante4, Inc. to its stockholders of record on April 15, 2010.  We performed an impairment analysis as of December 31, 2010 which necessitated a write down and realization of an  $878,650 valuation allowance, along with a corresponding adjustment of  $80,057 to royalties payable.  The net amount resulted in the recognition of a  $798,593 bad debt expense in the operating expense section of the statement of operations.  The following is a summary of the contingency consideration receivable and related royalties payable at December 31, 2010:

	Contingent		Net Contingent
	Consideration	Royalties	Consideration
	Receivable	Payable	Receivable

Balance spun-off, April 16, 2010:	$7,532,985	$(415,000)	$7,117,985
Net royalties received and
Commissions paid	(182,335)	11,343	(170,992)
Fair value adjustment	(878,650)	80,057	(798,593)
Balance, December 31, 2010	$6,472,000	$(323,600)	$6,148,400

The Company estimated its current portion of the contingent consideration receivable to be  $287,000 based on the estimated net present value of royalties expected to be received in the 2011 calendar year.

Note 8 - Fair Value of Financial Instruments (June 30, 2011)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Fair Value Disclosures [Text Block]
Note 8 – Fair Value of Financial Instruments

The Company adopted FASB ASC 820-10 upon inception at April 9, 2010. Under FASB ASC 820-10-5, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The standard outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. Under GAAP, certain assets and liabilities must be measured at fair value, and FASB ASC 820-10-50 details the disclosures that are required for items measured at fair value.

The Company does not have any financial instruments that must be measured under the new fair value standard.  The Company’s financial assets and liabilities are measured using inputs from the three levels of the fair value hierarchy.  The three levels are as follows:

Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 - Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 - Unobservable inputs that reflect our assumptions about the assumptions that market participants would use in pricing the asset or liability.

Note 6 – Fair Value of Financial Instruments

The Company adopted FASB ASC 820-10 upon inception at April 9, 2010. Under FASB ASC 820-10-5, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The standard outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. Under GAAP, certain assets and liabilities must be measured at fair value, and FASB ASC 820-10-50 details the disclosures that are required for items measured at fair value.

The Company doesn’t have any financial instruments that must be measured under the new fair value standard.  The Company’s financial assets and liabilities are measured using inputs from the three levels of the fair value hierarchy.  The three levels are as follows:

Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 - Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 - Unobservable inputs that reflect our assumptions about the assumptions that market participants would use in pricing the asset or liability.

Note 9 - Commitments and Contingencies (June 30, 2011)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Text Block]
Note 9 – Commitments and Contingencies

The Company is involved in various inquiries, administrative proceedings and litigation relating to matters arising in the normal course of business. The Company is not currently a defendant in any material litigation and is not aware of any threatened litigation that could have a material effect on the Company. Management is not able to estimate the minimum loss to be incurred, if any, as a result of the final outcome of these matters but believes they are not likely to have a material adverse effect upon the Company’s financial position or results of operations and, accordingly, no provision for loss has been recorded.

Voyager Oil & Gas, Inc. – Indemnification Agreement

In connection with the transfer of the Ante5 assets to us, we assumed certain liabilities of Ante4 relating to the previous WPT business. We also agreed to indemnify Ante4 and related individuals from (a) liabilities and expenses relating to operations of Ante4 prior to the effective date of the merger between Ante4, Inc. and Plains Energy Investments, Inc., (b) operation or ownership of Ante5’s assets after the merger effective date, and (c) certain tax liabilities of Ante4. Ante5’s obligation to indemnify Ante4 with respect to its former operations and certain tax liabilities is limited to  $2.5 million in the aggregate.

FDIC Limits

The Company periodically maintains cash balances at banks in excess of federally insured amounts.  The extent of loss, if any, to be sustained as a result of any future failure of a bank or other financial institution is not subject to estimation at this time.

PartyGaming

The Company has recorded a contingent consideration receivable pursuant to FASB ASC 310-10-35 from the sale of substantially all of the assets of WPT Enterprises, Inc. prior to our spin-off from Ante4, Inc. on April 16, 2010. We have a dispute with Peerless Media, Ltd. (“Peerless”), a subsidiary of ElectraWorks, Ltd., the primary operating subsidiary of PartyGaming, PLC, now bwin.party digital entertainment Plc, regarding their performance of obligations with respect to the WPT Business purchased by it from Ante4 in November 2009. Accordingly, we have initiated arbitration. The arbitration was brought pursuant to the arbitration agreement contained in the Asset Purchase Agreement (“APA”) between Peerless and World Poker Tour Enterprises, Inc. (“WPTE”), a predecessor in interest to Ante5. The arbitration arises out of alleged representations and assurances made by Peerless and Jim Ryan (“Ryan”) to WPTE during the negotiation phase of the asset purchase of WPTE, upon which WPTE purports to have relied to its detriment and which WPTE contends resulted in breach of contract as well as tortious harm. Ante5 seeks legal and equitable relief, including punitive damages.

Arbitral proceedings are pending before Judicial Arbitration and Mediation Services (JAMS) in Los Angeles, California.  The arbitration demand was filed on March 18, 2011, and the arbitration commenced on March 28, 2011. Ante5, Inc. is the claimant. Named respondents are Peerless and Ryan.  Ryan filed a complaint in the U.S. District Court for the Central District of California on April 11, 2011, for declaratory relief that he is not required to arbitrate Ante5’s claims against him. The federal action is ongoing. The parties are currently engaged in discovery. The arbitration hearing is scheduled for January 2012.

Deloitte & Touche

Under our distribution (spin-off) agreement with Ante4, Inc., we were assigned rights under the claims in the case of WPT Enterprises, Inc. v. Deloitte & Touche, LLP, currently pending before the Superior Court of the State of California, County of Los Angeles.  The case is being handled by our attorneys on a contingency fee arrangement. The complaint in the case was filed in June 2007 and alleges claims for, among other things, breach of contract and professional negligence against Deloitte & Touche, LLP (“Deloitte”).  The plaintiffs, former shareholders of WPT Enterprises, Inc. (“WPTE”), allege that Deloitte caused them substantial harm when Deloitte refused to consent to the use of its audit opinion letter in connection with WPTE proposed stock offering. The case is currently scheduled for trial in March 2012.

Note 13 – Commitments and Contingencies

The Company is involved in various inquiries, administrative proceedings and litigation relating to matters arising in the normal course of business. The Company is not currently a defendant in any material litigation and is not aware of any threatened litigation that could have a material effect on the Company. Management is not able to estimate the minimum loss to be incurred, if any, as a result of the final outcome of these matters but believes they are not likely to have a material adverse effect upon the Company’s financial position or results of operations and, accordingly, no provision for loss has been recorded.

Voyager Oil& Gas, Inc. – Indemnification Agreement

In connection with the transfer of the Ante5 assets to us, we assumed certain liabilities of Ante4 relating to the previous WPT business. We also agreed to indemnify Ante4 and related individuals from (a) liabilities and expenses relating to operations of Ante4 prior to the effective date of the merger between Ante4, Inc. and Plains Energy Investments, Inc., (b) operation or ownership of Ante5’s assets after the merger effective date, and (c) certain tax liabilities of Ante4. Ante5’s obligation to indemnify Ante4 with respect to its former operations and certain tax liabilities is limited to  $2.5 million in the aggregate.

FDIC Limits

The Company periodically maintains cash balances at banks in excess of federally insured amounts.  The extent of loss, if any, to be sustained as a result of any future failure of a bank or other financial institution is not subject to estimation at this time.

PartyGaming

The Company has recorded a contingent consideration receivable pursuant to FASB ASC 310-10-35 from the sale of substantially all of the assets of WPT Enterprises, Inc. prior to our spin-off from Ante4, Inc. on April 16, 2010. We have a dispute with Peerless Media, Ltd. (“Peerless”), a subsidiary of ElectraWorks, Ltd., the primary operating subsidiary of PartyGaming, PLC, now bwin.party digital entertainment Plc, regarding their performance of obligations with respect to the WPT Business purchased by it from Ante4 in November 2009. Accordingly, we have initiated arbitration. The arbitration was brought pursuant to the arbitration agreement contained in the Asset Purchase Agreement (“APA”) between Peerless and World Poker Tour Enterprises, Inc. (“WPTE”), a predecessor in interest to Ante5. The arbitration arises out of alleged representations and assurances made by Peerless and Jim Ryan (“Ryan”) to WPTE during the negotiation phase of the asset purchase of WPTE, upon which WPTE purports to have relied to its detriment and which WPTE contends resulted in breach of contract as well as tortious harm. Ante5 seeks legal and equitable relief, including punitive damages.

Arbitral proceedings are pending before Judicial Arbitration and Mediation Services (JAMS) in Los Angeles, California.  The arbitration demand was filed on March 18, 2011, and the arbitration commenced on March 28, 2011. Ante5, Inc. is the claimant. Named respondents are Peerless and Ryan.  Ryan filed a complaint in the U.S. District Court for the Central District of California on April 11, 2011, for declaratory relief that he is not required to arbitrate Ante5’s claims against him. The federal action is ongoing. The parties are currently engaged in discovery. The arbitration hearing is scheduled for January 2012.

Deloitte & Touche

Under our distribution (spin-off) agreement with Ante4, Inc., we were assigned rights under the claims in the case of WPT Enterprises, Inc. v. Deloitte & Touche, LLP, currently pending before the Superior Court of the State of California, County of Los Angeles.  The case is being handled by our attorneys on a contingency fee arrangement. The complaint in the case was filed in June 2007 and alleges claims for, among other things, breach of contract and professional negligence against Deloitte & Touche, LLP (“Deloitte”).  The plaintiffs, former shareholders of WPT Enterprises, Inc. (“WPTE”), allege that Deloitte caused them substantial harm when Deloitte refused to consent to the use of its audit opinion letter in connection with WPTE proposed stock offering. The case is currently scheduled for trial in March 2012.

Note 10 - Changes in Stockholders' Equity (June 30, 2011)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Stockholders' Equity Note Disclosure [Text Block]
Note 10 – Changes in Stockholders’ Equity

Preferred Stock

On April 9, 2010 (inception) the Company authorized 20,000,000 shares of  $0.001 par value preferred stock.  No shares have been issued to date.

Common Stock

On April 9, 2010 (inception) the Company authorized 100,000,000 shares of  $0.001 par value common stock.

On February 11, 2011 we acquired additional oil and gas acreage from three unaffiliated sellers in two separate transactions encompassing mineral leases covering a total of approximately 117 net acres in Mountrail, Williams and Dunn counties in North Dakota for which we paid total cash of  $215,975 and issued a total of 17,952 shares of our common stock.  The fair value of the common stock exchanged was  $29,621 based on the closing stock price at the date of agreement.

On February 28, 2011, we closed an asset purchase agreement with certain sellers under which we acquired the sellers’ ownership interest in several mineral leases covering approximately 732 net acres of oil and gas properties in Williams, Mountrail, Dunn, Burke, Billings, Golden Valley, McKenzie and Stark counties in North Dakota.  In consideration for their assignment of these mineral leases, we paid the sellers a total of  $821,270 of cash and issued to them 205,050 shares of our common stock.  The fair value of the common stock exchanged was  $328,080 based on the closing stock price at the date of agreement.

On March 16, 2011, we closed an asset purchase agreement with certain sellers under which we acquired the sellers’ ownership interest in several mineral leases covering approximately 1,105 net acres of undeveloped oil and gas properties and 20 net acres of developed producing properties in Mountrail, Williams and Burke Counties in North Dakota in the Williston Basin.  In consideration for their assignment of the mineral leases, we paid the sellers a total of  $1,372,787 of cash and issued to them 871,960 shares of our common stock, and issued an additional 400,000 shares of our common stock to an unaffiliated designee of the sellers.  The fair value of the common stock exchanged was  $1,933,379 based on the closing stock price at the date of agreement.

On March 18, 2011 a total of 24,000 options were exercised for total proceeds of  $7,800.  The shares were subsequently issued on April 4, 2011.

On April 5, 2011, the Company acquired a total of 116 net mineral acres of undeveloped oil and gas properties located in Mountrail and Williams Counties within North Dakota.  In consideration for the assignment of these mineral leases, the Company paid a total of  $145,025 of cash and issued 55,689 shares of our common stock.  The fair value of the common stock exchanged was  $70,725 based on the closing stock price at the date of agreement.

On April 28, 2011, the Company acquired a total of 3,837 net mineral acres of undeveloped oil and gas properties located in Dunn County, North Dakota.  In consideration for the assignment of these mineral leases, the Company paid a total of  $2,685,900 of cash and issued 2,302,200 shares of our common stock.  The fair value of the common stock exchanged was  $2,578,464 based on the closing stock price at the date of agreement.

On May 18, 2011 a total of 24,000 options were exercised by our CEO in exchange for total proceeds of  $7,800.  No other options were exercised during the six month period ending June 30, 2011.

Stock Distribution

On June 14, 2010, Ante4, Inc. distributed 21,292,333 shares of the common stock of the Company among Ante4, Inc.’s shareholders pursuant to the spin-off of the Company from Ante4, Inc.  Each shareholder of record was issued one share of Ante5, Inc. common stock for each share of Ante4, Inc. common stock owned by the shareholder.

Note 9 – Stockholders’ Equity

Preferred Stock

On April 9, 2010 (inception) the Company authorized 20,000,000 shares of  $0.001 par value preferred stock. No shares have been issued to date.

Common Stock

On April 9, 2010 (inception) the Company authorized 100,000,000 shares of  $0.001 par value common stock.

On October 7, 2010, we issued 5,011,281 shares of our common stock in partial consideration of an asset purchase agreement (“APA”) to acquire the right, title, and interest in several mineral leases covering approximately 3,712 net acres in the Williston Basin in North Dakota (“Mineral Leases”), along with  $2,969,648 of cash, plus assignment to the Sellers (or in Sellers’ sole discretion, reservation by the Sellers in their assignment to the Company) of a 2% overriding royalty interest in the mineral leases.  The fair value of the common stock exchanged was  $1,252,820 based on the closing stock price at the date of agreement.

During November and December of 2010, the Company raised a total of  $11,000,000 from the sale common stock through a private placement offering of 11,000,000 shares of common stock at  $1.00 per share, of which, related parties participated through the investment of a total of  $6,270,000, representing 6,270,000 shares of common stock.

Stock Distribution

On June 14, 2010, Ante4, Inc. distributed 21,292,333 shares of the common stock of the Company among Ante4, Inc.’s shareholders pursuant to the spin-off of the Company from Ante4, Inc. Each shareholder of record on April 15, 2010 was issued one share of Ante5, Inc. common stock for each share of Ante4, Inc. common stock owned by the shareholder.

Note 11 - Warrants and Options (June 30, 2011)	6 Months Ended
Jun. 30, 2011
Shareholders' Equity and Share-based Payments [Text Block]
Note 11 – Warrants and Options

Options and Warrants Granted

On February 22, 2011, we granted 500,000 stock options to James Moe, our chief financial officer.  The options vest annually over three years beginning on March 14, 2012 and are exercisable until February 21, 2021 at an exercise price of  $1.65 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 108% and a call option value of  $1.3661, was  $683,070, and is being amortized over the implied service term, or vesting period, of the options.  The Company recognized  $66,410 of compensation expense during the six months ended June 30, 2011.

On May 2, 2011, we entered into a Revolving Credit and Security Agreement (the “Credit Agreement”) with certain lenders (collectively, the “Lenders” and individually a “Lender”) and Prenante5, LLC, as agent for the Lenders (PrenAnte5, LLC, in such capacity, the “Agent”).  The facility provides  $10 million in financing to be made available for drilling projects on the Company’s North Dakota Bakken and Three Forks position.  The facility will be available for a period of three years over which time we may draw on the line seven times, pay the line down three times, and terminate the facility without penalty one time.  The facility sets the minimum total draw at  $500,000 and requires Ante5, upon each draw, to provide the Lender with a compliance certificate that, along with other usual and customary financial covenants, states that Ante5 has at least twelve months interest coverage on its balance sheet in cash.

In connection with the closing of the Credit Agreement on May 2, 2011, the Company issued to each Lender a five-year warrant to purchase a number of shares of the Company’s common stock equal to an amount determined by multiplying 500,000 by such Lender’s commitment percentage.  The warrants vest on the earlier of the 1 year anniversary of the grant date (May 2, 2012) or when 50% of the LOC has been advanced, and are exercisable until May 1, 2016 at an exercise price of  $0.95 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 97% and a call option value of  $0.7837, was  $391,872, and is being amortized over the three year life of the credit agreement.  The Company recognized a total of  $21,772 of interest expense during the six months ended June 30, 2011.

In the event of a Lender default (i.e. failure to fund its pro rata commitment), the interest rate on such defaulting Lender’s advances (but not on any non-defaulting Lender’s advances) is automatically reduced from 19% to 12% per annum, and the Company has all other remedies available at law or in equity.  In addition, if the Lender default occurs prior to the earlier to occur of (i) May 2, 2012, or (ii) the date the defaulting Lender has made advances in an amount greater than fifty percent (50%) of its commitment amount, the Company is entitled to cancel all of the defaulting Lender’s then-outstanding warrant and shares of Company common stock issued or issuable upon the exercise of the warrant.

Options Exercised

On March 18, 2011 a total of 24,000 options were exercised for total proceeds of  $7,800.  The shares were subsequently issued on April 4, 2011.

On May 18, 2011 a total of 24,000 options were exercised by our CEO in exchange for total proceeds of  $7,800.  No other options were exercised during the six month period ending June 30, 2011.

Note 12 - Asset Retirement Obligation (June 30, 2011)	6 Months Ended
Jun. 30, 2011
Asset Retirement Obligation Disclosure [Text Block]
Note 12 – Asset Retirement Obligation

The Company has asset retirement obligations associated with the future plugging and abandonment of proved properties and related facilities.  Under the provisions of FASB ASC 410-20-25, the fair value of a liability for an asset retirement obligation is recorded in the period in which it is incurred and a corresponding increase in the carrying amount of the related long lived asset.  The liability is accreted to its present value each period, and the capitalized cost is depreciated over the useful life of the related asset.  If the liability is settled for an amount other than the recorded amount, a gain or loss is recognized.  The Company has no assets that are legally restricted for purposes of settling asset retirement obligations.

The following table summarizes the Company’s asset retirement obligation transactions recorded in accordance with the provisions of FASB ASC 410-20-25 during the six months ended June 30, 2011:

June 30, 2011
Beginning Asset Retirement Obligation	$-
Liabilities Incurred for New Wells Placed in Production	3,074
Accretion of Discount on Asset Retirement Obligations	266
Ending Asset Retirement Obligation	$3,340

Note 13 - Income Taxes (June 30, 2011)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Income Tax Disclosure [Text Block]
Note 13 – Income Taxes

The Company accounts for income taxes under ASC Topic 740, Income Taxes, which provides for an asset and liability approach of accounting for income taxes.  Under this approach, deferred tax assets and liabilities are recognized based on anticipated future tax consequences, using currently enacted tax laws, attributed to temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts calculated for income tax purposes.

We currently estimate that our effective tax rate for the year ending December 31, 2011 will be approximately 40%.  Losses incurred during the period from April 9 (inception) to June 30, 2011 as well as additional losses incurred during the remainder of 2011 could be used to offset future tax liabilities.  Accounting standards require the consideration of a valuation allowance for deferred tax assets if it is “more likely than not” that some component or all of the benefits of deferred tax assets will not be realized.  As of June 30, 2011, net deferred tax assets were  $-0- after a 100% valuation allowance applied to net deferred tax assets of approximately  $454,000.  We have not provided a valuation allowance against our tax liability.  As of June 30, 2011, the Company recognized a deferred tax liability of  $2,360,800 related to income taxes on a net contingent consideration receivable resulting from the sale of assets to Party Gaming during 2009.

In accordance with FASB ASC 740, the Company has evaluated its tax positions and determined there are no significant uncertain tax positions as of any date on or before June 30, 2011.

Note 12 – Income Taxes

The Company accounts for income taxes under FASB ASC 740-10, which requires use of the liability method.  FASB ASC 740-10-25 provides that deferred tax assets and liabilities are recorded based on the differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes, referred to as temporary differences, and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The Company does not expect to be able to utilize any net operating loss carry forwards earned prior to the spin-off on April 16, 2010.  Current losses recorded during the period from April 9 (inception) to December 31, 2010 as well as additional losses expected for the remainder of 2010 can be used to offset future tax liabilities.  Accounting standards require the consideration of a valuation allowance for deferred tax assets if it is “more likely than not” that some component or all of the benefits of deferred tax assets will not be realized.  We have not provided a valuation allowance against our deferred tax liabilities.

For the period from inception (April 9, 2010) to December 31, 2010, the Company incurred a net operating loss and, accordingly, no provision for income taxes has been recorded.  A benefit for income taxes of  $451,400 has been recorded due to the bad debts expense realized on our contingent consideration receivable.  At December 31, 2010, the Company had approximately  $800,000 of federal net operating losses.  The net operating loss carry forwards, if not utilized, will begin to expire in 2026.  As of December 31, 2010, the Company recognized a deferred tax asset of  $356,100, with a corresponding valuation allowance due to the uncertainty of the realization of any tax assets attributed to the net operating loss carryforwards, and a deferred tax liability of  $2,693,000 related to tax deferrals on the gain from the sale of assets to Party Gaming during 2009.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Significant components of the Company’s deferred tax assets and liabilities are as follows:

December 31,
2010
Deferred tax asset:
Net operating loss carry forwards	$800,000

Net deferred tax assets before valuation allowance	356,100
Less: Valuation allowance	$(356,100)
Net deferred tax assets	$-

Deferred tax liability:
Contingent consideration receivable, net	$(2,693,000)
Net deferred tax liability	$(2,693,000)

Based on the available objective evidence, including the Company’s history of its loss, management believes it is more likely than not that the net deferred tax assets will not be fully realizable.  Accordingly, the Company provided for a full valuation allowance against its net deferred tax assets at December 31, 2010.

A reconciliation between the amounts of income tax benefit determined by applying the applicable U.S. and State statutory income tax rate to pre-tax loss is as follows:

December 31,
2010

Federal and state statutory rate	35%
Change in valuation allowance on deferred tax assets	(35%)

In accordance with FASB ASC 740, the Company has evaluated its tax positions and determined there are no uncertain tax positions.

Note 14 - Subsequent Events (June 30, 2011)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events [Text Block]
Note 14 – Subsequent Events

Common Stock

On July 26, 2011, we closed on a Securities Purchase Agreement (the “Purchase Agreement”) with multiple accredited investors (the “Purchasers”) to sell 6,142,500 units (“Units”) at a price of  $1.00 per Unit, with each Unit consisting of one share of our common stock and a five-year warrant to purchase one-half of one share of the Company’s common stock for a total of 3,071,250 shares at an exercise price of  $1.50 per share (the “Offering”).  The Company may redeem outstanding warrants prior to their expiration, at a price of  $0.01 per share, provided that the volume weighted average sale price per share of Common Stock equals or exceeds  $2.50 per share for ten (10) consecutive trading days ending on the third business day prior to the mailing of notice of such redemption and provided that a resale registration statement with respect to exercise of the warrants is declared effective.  Net proceeds to the Company from the sale of the Units, after deducting selling commissions and offering expenses, were approximately  $5.6 million.

The Company agreed to pay the agents in connection with this offering an aggregate fee equal to 7.0% of the gross proceeds from the sale of the Units in the Offering.  Additionally, the Company will be required to issue warrants to the agents to purchase an aggregate of 307,125 shares of the Company’s common stock at an exercise price of  $1.00 per share to the Agents (the “Agents’ Warrants”).

On July 7, 2011 a total of 12,000 options were exercised at various prices between  $0.05 and  $0.29 per share, resulting in the receipt of total proceeds of  $1,680.

Acquisitions of Acreage

On August 9, 2011, the Company acquired a total of 636 net mineral acres of undeveloped oil and gas properties located in Mountrail, Williams, Dunn and Billings Counties within North Dakota.  In consideration for the assignment of these mineral leases, the Company paid a total of  $1,413,659.

Note 14 – Subsequent Events

Oil & gas property acquisitions:

In February 2011 we acquired additional oil and gas acreage from three unaffiliated sellers in two separate transactions encompassing mineral leases covering a total of approximately 117 net acres in Mountrail, Williams and Dunn counties in North Dakota for which we paid total cash of  $215,975 and issued a total of 17,952 shares of our common stock.

On February 28, 2011, we closed an asset purchase agreement with the Sellers under which we acquired Sellers’ ownership interest in several mineral leases covering approximately 732 net acres of oil and gas properties in Williams, Mountrail, Dunn, Burke, Billings, Golden Valley, McKenzie and Stark counties in North Dakota.  In consideration for their assignment of these mineral leases, we paid Sellers a total of  $821,270 of cash and issued to them 205,050 shares of our common stock.

On March 16, 2011, we closed an asset purchase agreement with the Sellers under which we acquired Sellers’ ownership interest in several mineral leases covering approximately 1,105 net acres of undeveloped oil and gas properties and 20 net acres of developed producing properties in Mountrail, Williams and Burke Counties in North Dakota in the Williston Basin.  In consideration for their assignment of the mineral leases, we paid Sellers a total of  $1,372,787 of cash and issued to them 871,960 shares of our common stock, and issued an additional 400,000 shares of our common stock to an unaffiliated designee of the Sellers.

Officer appointment and option issuance:

On February 22, 2011 the Company granted 500,000 stock options as compensation to a newly appointed Chief Financial Officer.  The options vest annually over three years and are exercisable until February 21, 2021 at an exercise price of  $1.65 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 108% and a call option value of  $1.3661, was  $683,070, and is being amortized over the vesting period of the options.

Exercise of options:

On March 18, 2011 an option holder exercised a total of 24,000 stock options at various strike prices resulting in proceeds of a total of  $7,800 upon the issuance of the 24,000 shares.

Note 1 - Nature of Business and Summary of Significant Accounting Policies (December 31, 2010)	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies [Text Block]
Note 1 – Nature of Business and Summary of Significant Accounting Policies

Ante5, Inc. (“Ante5”) was incorporated in the State of Delaware on April 9, 2010 as a wholly-owned subsidiary of our former parent company, Ante4, Inc. (now Voyager Oil & Gas, Inc.).  On April 16, 2010 we were spun-off through a 1:1 pro rata dividend of the common stock of Voyager Oil & Gas shareholders of record as of April 15, 2010.  During September of 2010, we began acquiring oil and gas leases and participating in the drilling of wells in the Bakken and Three Forks trend in North Dakota.  Our strategy is to participate in the exploration, development and production of oil and gas reserves as a non-operating working interest owner in a growing, diversified portfolio of oil and gas wells.  We aggressively seek to accumulate mineral leases to position us to participate in the drilling of new wells on a continuous basis.  Occasionally we also purchase working interests in producing wells.

We also inherited material assets from our former parent company prior to our spin off.  These historical interests relate to our former parent company’s business as WPT Enterprises, Inc., when it created internationally branded products through the development, production and marketing of televised programming based on gaming themes.  The primary historical gaming asset is our license agreement with a subsidiary of PartyGaming, PLC, an international online casino gaming company.  We are entitled to royalty payments from that license agreement.  We manage our historical interests to monetize them.  We are in the process of changing our name to Ante5, Oil & Gas, Inc. and to change our state of incorporation from the State of Delaware to the State of Nevada.  Our common stock is currently traded on the Pink Sheets under the trading symbol “ANFC.”

In June 2009, the Financial Accounting Standards Board (“FASB”) issued the FASB Accounting Standards Codification (the “ASC”). The ASC has become the single source of non-governmental accounting principles generally accepted in the United States (“GAAP”) recognized by the FASB in the preparation of financial statements. The ASC does not supersede the rules or regulations of the Securities and Exchange Commission (“SEC”), therefore, the rules and interpretive releases of the SEC continue to be additional sources of GAAP for the Company. The Company adopted the ASC upon inception on April 9, 2010. The ASC does not change GAAP, and did not have an effect on the Company’s financial position, results of operations or cash flows.

Development Stage Company

The Company is currently a development stage company as defined by FASB ASC 915-10-05.  As a development stage enterprise, the Company discloses the deficit accumulated during the development stage and the cumulative statements of operations and cash flows from inception to the current balance sheet date.  An entity remains in the development stage until such time as proven or probable reserves have been established for its deposits, and commercially mineable reserves are extracted.  Our development stage activities consist of participating in oil and natural gas development in the Bakken and Three Forks trend in North Dakota.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The oil and gas industry is subject, by its nature, to environmental hazards and clean-up costs.  At this time, management knows of no substantial losses from environmental accidents or events for which the Company may be currently liable.

Cash and Cash Equivalents

Cash equivalents include money market accounts which have maturities of three months or less.  For the purpose of the statements of cash flows, all highly liquid investments with an original maturity of three months or less are considered to be cash equivalents.  Cash equivalents are stated at cost plus accrued interest, which approximates market value.  Cash and cash equivalents consist of the following:

December 31,
2010
Cash	$131,859
Money market funds	8,445,751
Total	$8,557,610

Cash in Excess of FDIC Insured Limits

The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits.  Accounts are guaranteed by the Federal Deposit Insurance Corporation (FDIC) up to  $200,000.  At December 31, 2010, the Company had approximately  $8,045,000 in excess of FDIC insured limits.  The Company has not experienced any losses in such accounts.

Income Taxes

Ante5 recognizes deferred tax assets and liabilities based on differences between the financial reporting and tax basis of assets and liabilities using the enacted tax rates and laws that are expected to be in effect when the differences are expected to be recovered.  Ante5 provides a valuation allowance for deferred tax assets for which it does not consider realization of such assets to be more likely than not.

Segment Reporting

Under FASB ASC 280-10-50, the Company operates as a single segment and will evaluate additional segment disclosure requirements as it expands its operations.

Fair Value of Financial Instruments

Under FASB ASC 820-10-05, the Financial Accounting Standards Board establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.  This Statement reaffirms that fair value is the relevant measurement attribute.  The adoption of this standard did not have a material effect on the Company’s financial statements as reflected herein.  The carrying amounts of cash, accounts payable and accrued expenses reported on the balance sheets are estimated by management to approximate fair value primarily due to the short term nature of the instruments.  The Company had no items that required fair value measurement on a recurring basis.

Non-Oil & Gas Property and Equipment

Property and equipment that are not oil and gas properties are recorded at cost and depreciated using the straight-line method over their estimated useful lives of three to seven years.  Expenditures for replacements, renewals, and betterments are capitalized.  Maintenance and repairs are charged to operations as incurred.  Long-lived assets, other than oil and gas properties, are evaluated for impairment to determine if current circumstances and market conditions indicate the carrying amount may not be recoverable.  The Company has not recognized any impairment losses on non-oil and gas long-lived assets.  Depreciation expense was  $2,105 for the period from inception (April 9, 2010) to December 31, 2010.

Asset Retirement Obligations

The Company records the fair value of a liability for an asset retirement obligation in the period in which the well is spud or the asset is acquired and a corresponding increase in the carrying amount of the related long-lived asset.  The liability is accreted to its present value each period, and the capitalized cost is depreciated over the useful life of the related asset.  If the liability is settled for an amount other than the recorded amount, a gain or loss is recognized.  The Company had no proven or probable reserves at December 31, 2010 and had not yet recognized any asset retirement obligations.

Revenue Recognition and Gas Balancing

The Company recognizes oil and gas revenues from its interests in producing wells when production is delivered to, and title has transferred to, the purchaser and to the extent the selling price is reasonably determinable.  The Company uses the sales method of accounting for gas balancing of gas production and would recognize a liability if the existing proven reserves were not adequate to cover the current imbalance situation.  As of December 31, 2010, the Company had no proven or probable reserves and had not recognized revenues on natural gas production.

Full Cost Method

The Company follows the full cost method of accounting for oil and gas operations whereby all costs related to the exploration and development of oil and gas properties are initially capitalized into a single cost center ("full cost pool").  Such costs include land acquisition costs, geological and geophysical expenses, carrying charges on non-producing properties, costs of drilling directly related to acquisition, and exploration activities.

Proceeds from property sales will generally be credited to the full cost pool, with no gain or loss recognized, unless such a sale would significantly alter the relationship between capitalized costs and the proved reserves attributable to these costs.  A significant alteration would typically involve a sale of 25% or more of the proved reserves related to a single full cost pool.  As of December 31, 2010, the Company has had no property sales.

The Company assesses all items classified as unevaluated property on a quarterly basis for possible impairment or reduction in value.  The assessment includes consideration of the following factors, among others: intent to drill; remaining lease term; geological and geophysical evaluations; drilling results and activity; the assignment of proved reserves; and the economic viability of development if proved reserves are assigned.  During any period in which these factors indicate an impairment, the cumulative drilling costs incurred to date for such property and all or a portion of the associated leasehold costs are transferred to the full cost pool and are then subject to amortization.  As of December 31, 2010, the Company had no impairment or reduction in value within costs subject to the depletion calculation.

Capitalized costs associated with impaired properties and properties having proved reserves, estimated future development costs, and asset retirement costs under FASB ASC 410-20-25 are depleted and amortized on the unit-of-production method based on the estimated gross proved reserves as determined by independent petroleum engineers.  The costs of unproved properties are withheld from the depletion base until such time as they are either developed or abandoned.

Capitalized costs of oil and gas properties (net of related deferred income taxes) may not exceed an amount equal to the present value, discounted at 10% per annum, of the estimated future net cash flows from proved oil and gas reserves plus the cost of unproved properties (adjusted for related income tax effects).  Should capitalized costs exceed this ceiling, impairment is recognized.  The present value of estimated future net cash flows is computed by applying the arithmetic average first day price of oil and natural gas for the preceding twelve months to estimated future production of proved oil and gas reserves as of the end of the period, less estimated future expenditures to be incurred in developing and producing the proved reserves and assuming continuation of existing economic conditions.  Such present value of proved reserves' future net cash flows excludes future cash outflows associated with settling asset retirement obligations.  Should this comparison indicate an excess carrying value, the excess is charged to earnings as an impairment expense.  As of December 31, 2010, the Company had no proven or probable reserves.  As a result, no impairment of the net capitalized costs of its oil and gas properties had been recognized.

Impairment

FASB ASC 360-10-35-21 requires that assets to be held and used be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Oil and gas properties accounted for using the full cost method of accounting (which the Company uses) are excluded from this requirement but continue to be subject to the full cost method's impairment rules.

FASB ASC 310-40 requires that impaired loans be measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, as a practical expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent.  The Company considers the contingent consideration receivable received pursuant to a sale of substantially all of the assets of Ante4, Inc., as received in the spin-off on April 16, 2010, to be accounted for in accordance with ASC 310-40.  As such, we test for impairment using the present value of expected future net cash flows.

Basic and Diluted Loss Per Share

The basic net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing the net loss adjusted on an “as if converted” basis, by the weighted average number of common shares outstanding plus potential dilutive securities. For 2010, potential dilutive securities had an anti-dilutive effect and were not included in the calculation of diluted net loss per common share.

Stock-Based Compensation

The Company adopted FASB guidance on stock based compensation upon inception at April 9, 2010. Under FASB ASC 718-10-30-2, all share-based payments to employees, including grants of employee stock options, to be recognized in the income statement based on their fair values.  Pro forma disclosure is no longer an alternative.  Stock and stock options issued for services and compensation totaled  $77,500 for the period from inception (April 9, 2010) to December 31, 2010 using the Black-Scholes options pricing model and an effective term of half of the stated term of the option grants and the discount rate on 3 year U.S. Treasury securities at the grant date.

Uncertain Tax Positions

Effective upon inception at April 9, 2010, the Company adopted new standards for accounting for uncertainty in income taxes.  These standards prescribe a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.  These standards also provide guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

Various taxing authorities periodically audit the Company’s income tax returns.  These audits include questions regarding the Company’s tax filing positions, including the timing and amount of deductions and the allocation of income to various tax jurisdictions.  In evaluating the exposures connected with these various tax filing positions, including state and local taxes, the Company records allowances for probable exposures.  A number of years may elapse before a particular matter, for which an allowance has been established, is audited and fully resolved.  The Company has not yet undergone an examination by any taxing authorities, but has indemnified Voyager Oil and Gas (Ante4) for any unrecognized liabilities up to  $2,500,000, and Voyager Oil and Gas (Ante4) is currently undergoing a federal examination of federal income tax returns for the years ended January 3, 2010 and December 28, 2008.  We currently have no reason to expect a negative outcome from those examinations.

The assessment of the Company’s tax position relies on the judgment of management to estimate the exposures associated with the Company’s various filing positions.

Recent Accounting Pronouncements

In April 2010, the FASB issued ASU No. 2010-18 regarding improving comparability by eliminating diversity in practice about the treatment of modifications of loans accounted for within pools under Subtopic 310-30 – Receivable – Loans and Debt Securities Acquired with Deteriorated Credit Quality (“Subtopic 310-30”). Furthermore, the amendments clarify guidance about maintaining the integrity of a pool as the unit of accounting for acquired loans with credit deterioration.  Loans accounted for individually under Subtopic 310-30 continue to be subject to the troubled debt restructuring accounting provisions within Subtopic 310-40, Receivables—Troubled Debt Restructurings by Creditors.  The amendments in this Update are effective for modifications of loans accounted for within pools under Subtopic 310-30 occurring in the first interim or annual period ending on or after July 15, 2010.  The amendments are to be applied prospectively. Early adoption is permitted. The adoption of this ASU did not have a material impact on our financial statements.

In February 2010, the FASB issued ASU No. 2010-09 regarding subsequent events and amendments to certain recognition and disclosure requirements. Under this ASU, a public company that is a SEC filer, as defined, is not required to disclose the date through which subsequent events have been evaluated. This ASU is effective upon the issuance of this ASU. The adoption of this ASU did not have a material impact on our financial statements.

In January 2010, the FASB issued ASU No. 2010-06 regarding fair value measurements and disclosures and improvement in the disclosure about fair value measurements.  This ASU requires additional disclosures regarding significant transfers in and out of Levels 1 and 2 of fair value measurements, including a description of the reasons for the transfers.  Further, this ASU requires additional disclosures for the activity in Level 3 fair value measurements, requiring presentation of information about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements. This ASU is effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The adoption of this ASU did not have a material impact on our financial statements.

In June 2009, the Financial Accounting Standards Board (“FASB”) issued the FASB Accounting Standards Codification (the “ASC”). The ASC has become the single source of non-governmental accounting principles generally accepted in the United States (“GAAP”) recognized by the FASB in the preparation of financial statements. The ASC does not supersede the rules or regulations of the Securities and Exchange Commission (“SEC”), therefore, the rules and interpretive releases of the SEC continue to be additional sources of GAAP for the Company. The Company adopted the ASC as of July 1, 2009. The ASC does not change GAAP and did not have an effect on the Company’s financial position, results of operations or cash flows.

In May 2009, the FASB issued ASC 855-10 entitled “Subsequent Events”. Companies are now required to disclose the date through which subsequent events have been evaluated by management. Public entities (as defined) must conduct the evaluation as of the date the financial statements are issued, and provide disclosure that such date was used for this evaluation. ASC 855-10 provides that financial statements are considered “issued” when they are widely distributed for general use and reliance in a form and format that complies with GAAP. ASC 855-10 is effective for interim and annual periods ending after June 15, 2009 and must be applied prospectively. The adoption of ASC 855-10 during the period ended December 31, 2010 did not have a significant effect on the Company’s financial statements as of that date or for the period then ended. In connection with preparing the accompanying audited financial statements, management evaluated subsequent events through the date that such financial statements were issued (filed with the Securities and Exchange Commission).

Note 2 - Spin-Off (December 31, 2010)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Business Combination Disclosure [Text Block]
Note 3 – Spin-Off

On April 16, 2010, the Company, formerly a wholly-owned subsidiary of Ante4, Inc., was spun-off. As a result, on June 14, 2010 the Company distributed a total of 21,292,333 shares to holders of record of Ante4, Inc. as of the close of trading on April 15, 2010 on a 1:1 basis.

The following table summarizes the fair value of assets acquired and liabilities assumed:

Assets acquired
Cash	$258,712
Accounts receivable	33,708
Investment in debt securities and related put rights	3,708,363
Contingent consideration receivable	7,532,985
Property and Equipment	15,706
Less: accumulated depreciation and depletion	(11,620)
Total assets acquired	11,537,854
Liabilities assumed
Accounts payable	449,164
Royalties payable	415,000
Line of credit	2,437,336
Notes payable	500,000
Deferred tax liability	3,144,400
Total fair value of assets, net of liabilities assumed	$4,591,954

Note 2 – Spin-Off

On April 16, 2010, the Company, formerly a wholly-owned subsidiary of Ante4, Inc., was spun-off. As a result, on June 14, 2010 the Company distributed a total of 21,292,333 shares to holders of record of Ante4, Inc. as of the close of trading on April 15, 2010 on a 1:1 basis.

The following table summarizes the fair value of assets acquired and liabilities assumed:

Assets acquired
Cash	$258,712
Accounts receivable	33,708
Investment in debt securities and related put rights	3,708,363
Contingent consideration receivable	7,532,985
Property and Equipment	15,706
Less: accumulated depreciation and depletion	(11,620)
Total assets acquired	11,537,854
Liabilities assumed
Accounts payable	449,164
Royalties payable	415,000
Line of credit	2,437,336
Notes payable	500,000
Deferred tax liability	3,144,400
Total liabilities acquired	6,945,900
Total fair value of assets and liabilities acquired	$4,591,954

Subsequent to the spin-off the Company received proceeds, and incurred additional costs, that were not disclosed prior to the spin-off, and as such, were not included in the distribution listed above.  These net costs totaled  $230,747 as of December 31, 2010.

Note 3 - Oil and Gas Properties (December 31, 2010)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Full Cost Method of Accounting for Investments in Oil and Gas Properties Disclosure [Text Block]
Note 5 – Oil and Gas Properties

The following table summarizes gross and net productive oil wells by state at June 30, 2011.  A net well represents our percentage ownership of a gross well.  The following table does not include wells in which our interest is limited to royalty and overriding royalty interests.  The following table also does not include wells which were awaiting completion, in the process of completion or awaiting flow back subsequent to fracture stimulation.

	June 30, 2011
	Gross	Net

North Dakota	11	0.45
Total:	11	0.45

The Company’s oil and gas properties consist of all acreage acquisition costs (including cash expenditures and the value of stock consideration), drilling costs and other associated capitalized costs.  As of June 30, 2011 and December 31, 2010, our principal oil and gas assets included approximately 9,600 and 3,712 net acres, respectively, located in North Dakota.

In the third quarter of 2010, the Company acquired ownership interest in several mineral leases covering approximately 3,712 net acres.  In consideration for their assignment of these mineral leases, the Company paid the sellers a total of  $2,969,648 of cash and issued to them 5,011,281 shares of our common stock, and assigned to the sellers a 2% overriding royalty interest in the mineral leases, effective on the closing.

In the first quarter of 2011, the Company has acquired at total of 1,974 net mineral acres.  In consideration for their assignment of these mineral leases, the Company paid a total of  $2,410,032 of cash and issued 1,494,962 shares of our common stock.

In the second quarter of 2011, the company acquired a total of 3,953 net mineral acres.  In consideration for their assignment of these mineral leases, the Company paid a total of  $2,830,925 of cash and issued 2,649,189 shares of our common stock.

The following table summarizes our capitalized costs for the purchase and development of our oil and gas properties for the six months ended June 30, 2011:

June 30, 2011
Purchases of oil and gas properties for cash	$5,665,533
Purchases of oil and gas properties for cash paid subsequent to June 30, 2011	3,697,835
Purchases of oil and gas properties through the issuance of common stock	4,940,269
Capitalized asset retirement obligations	3,074
Total purchase and development costs, oil and gas properties	$14,306,711

Note 3 – Oil and Gas Properties

As of December 31, 2010, our principal oil and gas assets included approximately 3,712 net acres located in North Dakota.  The following summarizes our acquisitions of oil and gas mineral leases through December 31, 2010:

On October 7, 2010, we entered into an asset purchase agreement (“APA”) with Twin City Technical, LLC, a North Dakota limited liability company, and Irish Oil and Gas, Inc., a Nevada corporation (collectively, the “Sellers”), to acquire Sellers’ right, title, and interest in several mineral leases covering approximately 3,712 net acres in the Williston Basin in North Dakota (“Mineral Leases”) in consideration for a total of  $2,969,648 of cash, payable in full at the closing, plus 5,011,281 shares of our common stock, plus assignment to the Sellers (or in Sellers’ sole discretion, reservation by the Sellers in their assignment to the Company) of a 2% overriding royalty interest in the Mineral Leases, effective on the closing.

Note 4 - Related Party (December 31, 2010)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related Party Transactions Disclosure [Text Block]
Note 6 – Related Party

Accounts Payable

As of June 30, 2011 we owed Voyager Oil and Gas (VOY), a Company that merged with our former parent company, Ante4, Inc.,  $120,000 related to sub-lease deposits to be repaid on office space leased in California, as well as,  $48,666 in state taxes, based on an income tax examination related to the 2009 tax year.  In addition, VOY paid an additional  $37,903 in California payroll taxes related to an underpayment by Ante4 from 2010.  The amounts have been included in accounts payable and total  $206,569.  We have paid  $86,569 of this amount subsequent to June 30, 2011.  We also incurred, and paid, VOY  $11,417 on June 24, 2011 pursuant to a federal tax examination related to the 2009 federal tax year.

Option Awards

On February 22, 2011, we granted 500,000 stock options to James Moe, our chief financial officer.  The options vest annually over three years beginning on March 14, 2012 and are exercisable until February 21, 2021 at an exercise price of  $1.65 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 108% and a call option value of  $1.3661, was  $683,070, and is being amortized over the implied service term, or vesting period, of the options.  The Company recognized  $66,410 of compensation expense during the six months ended June 30, 2011.

Financing Arrangement

On May 2, 2011, we entered into a Revolving Credit and Security Agreement (the “Credit Agreement”) with certain lenders (collectively, the “Lenders” and individually a “Lender”) and Prenante5, LLC, as agent for the Lenders (PrenAnte5, LLC, in such capacity, the “Agent”).  The facility provides  $10 million in financing to be made available for drilling projects on the Company’s North Dakota Bakken and Three Forks position.  The facility will be available for a period of three years over which time we may draw on the line seven times, pay the line down three times, and terminate the facility without penalty one time.  The facility sets the minimum total draw at  $500,000 and requires Ante5, upon each draw, to provide the Lender with a compliance certificate that, along with other usual and customary financial covenants, states that Ante5 has at least twelve months interest coverage on its balance sheet in cash.

Morris Goldfarb, one of the Company’s directors, is participating as a Lender through the Agent with a commitment amount of  $1.5 million in the facility.  In consideration for his participation through the agent, Mr. Goldfarb was issued 75,000 warrants (his pro-rata share as a Lender) with the same terms and conditions as the other warrants issued in connection with the closing of the Credit Agreement.  The warrants vest on the earlier of the 1 year anniversary of the grant date (May 2, 2012) or when 50% of the LOC has been advanced, and are exercisable until May 1, 2016 at an exercise price of  $0.95 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 97% and a call option value of  $0.7837, was  $58,781, and is being amortized over the three year life of the credit agreement.  The Company recognized  $3,266 of compensation expense during the six months ended June 30, 2011.

Other Related Party Transactions

Our former President and Chief Executive Officer, Steve Lipscomb, receives a commission of 5% of a royalty stream from Peerless Media Ltd., recorded on the balance sheet as a contingent consideration receivable, in perpetuity as a result of an incentive arrangement with Mr. Lipscomb that was approved by Ante4’s Board of Directors in February 2009.  Mr. Lipscomb has received a total of  $4,320 in commissions during the six months ended June 30, 2011.  Mr. Lipscomb also has been retained as a consultant at a rate of  $4,167 per month.  As of June 30, 2011 we owed Mr. Lipscomb  $12,363 as reported within accounts payable on the balance sheet as of June 30, 2011.

We sublease office space on a month to month basis where the lessor is an entity owned by our CEO, Bradley Berman for approximately  $1,053 per month.  We have paid a total of  $6,647 to this entity during the six months ended June 30, 2011.

During the six months ended June 30, 2011, we paid  $8,633 to an entity owned by our CEO, Bradley Berman for administrative services provided, of which,  $3,451 remained unpaid and reported within accounts payable on the balance sheet as of June 30, 2011.

Note 4 – Related Party

Accounts payable

We owe Voyager Oil and Gas, a Company that merged with our former parent company, Ante4, Inc.,  $76,777 related to sub-lease deposits to be repaid on office space leased in California.  The amount is included in accounts payable.

Common stock purchases

The Company raised a total of  $11,000,000 from the sale common stock through a private placement offering of 11,000,000 shares of common stock at  $1.00 per share, of which, related parties participated through the investment of a total of  $6,270,000, representing 6,270,000 shares of common stock.

Option awards

On November 16, 2010 the Company granted 100,000 stock options as compensation to a newly appointed Director for service on the Board of Directors in 2010.  The options vest annually over three years and are exercisable until November 15, 2020 at an exercise price of  $1.00 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 198% and a call option value of  $0.8256, was  $82,558, and is being amortized over the vesting period of the options.  The Company recognized  $3,440 of compensation expense during the period from inception (April 9, 2010) to December 31, 2010.

On November 15, 2010 the Company granted 500,000 stock options as compensation to a newly appointed Chief Operating Officer.  The options vest annually over three years and are exercisable until November 14, 2020 at an exercise price of  $1.00 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 198% and a call option value of  $0.8157, was  $407,870, and is being amortized over the vesting period of the options.  The Company recognized  $16,995 of compensation expense during the period from inception (April 9, 2010) to December 31, 2010.

On November 12, 2010 the Company granted 1,000,000 stock options as compensation to a newly elected Chief Executive Officer.  The options vest annually over three years and are exercisable until November 11, 2020 at an exercise price of  $1.00 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 198% and a call option value of  $0.8452, was  $845,183, and is being amortized over the vesting period of the options.  The Company recognized  $35,216 of compensation expense during the period from inception (April 9, 2010) to December 31, 2010.

On November 12, 2010 the Company granted 100,000 stock options as compensation to a newly appointed Director for service on the Board of Directors in 2010.  The options vest annually over three years and are exercisable until November 11, 2020 at an exercise price of  $1.00 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 198% and a call option value of  $0.8452, was  $84,518, and is being amortized over the vesting period of the options.  The Company recognized  $3,522 of compensation expense during the period from inception (April 9, 2010) to December 31, 2010.

On April 26, 2010 the Company granted 100,000 stock options as compensation for service on the Board of Directors in 2010 to each of its three Directors at the time.  The options vest annually over three years and are exercisable until April 25, 2020 at an exercise price of  $0.30 per share based on the average of the bid and ask price of the Company’s common stock over the five day period beginning on the first day the common stock was traded on the “Pink Sheets”.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 204% and a call option value of  $0.1947, was  $58,425, and is being amortized over the vesting period of the options.  The Company recognized  $18,327 of compensation expense during the period from inception (April 9, 2010) to December 31, 2010.  100,000 of these options were cancelled pursuant to the resignation of one of the Company’s Directors on November 12, 2010.

In accordance with the spin-off on April 16, 2010, each option to purchase shares of Ante4, Inc. (“Ante4”) common stock that was held by a director, officer or employee of Ante4 and was outstanding on the distribution date (an “Original Ante4 Option”) was replaced with both an adjusted Ante4 stock option and a stock option to purchase one share of Ante5 common stock for each share of Ante4 common stock underlying the original Ante4 stock option. The terms are generally intended to preserve the intrinsic value of the original option. As such, the strike prices were adjusted using the ratio of the FMV of one share of Ante5 common stock that was distributed to the FMV of each share of Ante4 common stock at the time of the spin-off. The ratio of the intrinsic value on the first trading day for Ante5, July 1, 2010, relative to the closing share price on the day preceding the distribution of Ante4 resulted in an allocation of 6.35% of the original strike prices of the Ante4 options to the Ante5 options. The following Ante5 options as originally issued by Ante4 are held by directors of Ante5, Inc.:

	Number	Strike
Holder	of options	price	Expiration date	Vesting terms
Director	12,000	$0.51	August 9, 2014	Fully vested
Director	12,000	$0.33	May 31, 2016	Fully vested
Director	4,000	$0.29	May 30, 2017	Fully vested
Director	4,000	$0.29	May 30, 2017	Fully vested
Director	4,000	$0.08	May 22, 2018	Fully vested
Director	4,000	$0.08	May 22, 2018	Fully vested
Director	4,000	$0.05	May 20, 2019	Fully vested
Director	4,000	$0.05	May 20, 2019	Fully vested
Former CEO	125,000	$0.03	February 20, 2019	Fully vested

Other related party transactions

Our former President and Chief Executive Officer, Steve Lipscomb, will receive 5% of a royalty stream from Peerless Media Ltd., recorded on the balance sheet as a contingent consideration receivable, in perpetuity as a result of an incentive arrangement with Mr. Lipscomb that was approved by Ante4’s Board of Directors in February 2009.

We rent office space on a month to month basis from an entity under common ownership with our CEO, Bradley Berman for approximately  $1,053 per month.

Note 5 - Contingent Consideration Receivable (December 31, 2010)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note 7 – Contingent Consideration Receivable

As a result of a transaction between Ante4, Inc. (Ante4”) and Peerless Media Ltd. (“Buyer”) during fiscal year 2009, pursuant to which, Ante4 sold substantially all of its operating assets (the “Transaction”), Ante5, Inc. (the “Company”) as a result of the spin-off on April 16, 2010, is entitled to receive, in perpetuity, 5% of gross gaming revenue and 5% of other revenue of the Buyer generated by Ante4’s former business and assets that were sold to Buyer in the Transaction, subject to a 5% commission presented as Royalties Payable on the balance sheet. Buyer has guaranteed a minimum payment to us of  $3 million for such revenue over the three-year period following the closing of the Transaction.  The Company prepared a discounted cash flow model to determine an estimated fair value of this portion of the purchase price as of November 2, 2009.  This value was recorded on the balance sheet of Ante4.  In connection with the spin-off described above, on April 16, 2010 Ante4 distributed this asset to its wholly-owned subsidiary, Ante5, Inc., which was spun-off and a registration statement was filed on Form 10-12/A, along with an Information Statement with the Securities and Exchange Commission for the purpose of spinning off the Ante5 shares from Ante4, Inc. to its stockholders of record on April 15, 2010.  We performed an impairment analysis as of December 31, 2010 which necessitated a write down and realization of an  $878,650 valuation allowance, along with a corresponding adjustment of  $80,057 to royalties payable.  The net amount resulted in the recognition of a  $798,593 bad debt expense in the operating expense section of the statement of operations.  The following is a summary of the contingency consideration receivable and related royalties payable at June 30, 2011:

	Contingent		Net Contingent
	Consideration	Royalties	Consideration
	Receivable	Payable	Receivable
Balance spun-off,
April 16, 2010:	$7,577,500	$(415,000)	$7,162,500
Net royalties received and
Commissions paid	(226,850)	11,343	(215,507)
Fair value adjustment	(878,650)	80,057	(798,593)
Balance, December 31, 2010	6,472,000	(323,600)	6,148,400
Net royalties received and
Commissions paid	(85,343)	4,319	(81,024)
Balance, June 30, 2011	$6,386,657	$(319,281)	$6,067,376

The Company estimated its current portion of the contingent consideration receivable to be  $250,000 based on the estimated net present value of royalties expected to be received in the 2011 calendar year.

Note 5 – Contingent Consideration Receivable

As a result of a transaction between Ante4, Inc. (Ante4”) and Peerless Media Ltd. (“Buyer”) during fiscal year 2009, pursuant to which, Ante4 sold substantially all of its operating assets (the “Transaction”), Ante5, Inc. (the “Company”) as a result of the spin-off on April 16, 2010, is entitled to receive, in perpetuity, 5% of gross gaming revenue and 5% of other revenue of the Buyer generated by Ante4’s former business and assets that were sold to Buyer in the Transaction. Buyer has guaranteed a minimum payment to us of  $3 million for such revenue over the three-year period following the closing of the Transaction.  The Company prepared a discounted cash flow model to determine an estimated fair value of this portion of the purchase price as of November 2, 2009.  This value was recorded on the balance sheet of Ante4.  In connection with the spin-off described above, on April 16, 2010 Ante4 distributed this asset to its wholly-owned subsidiary, Ante5, Inc., which was spun-off and a registration statement was filed on Form 10-12/A, along with an Information Statement with the Securities and Exchange Commission for the purpose of spinning off the Ante5 shares from Ante4, Inc. to its stockholders of record on April 15, 2010.  We performed an impairment analysis as of December 31, 2010 which necessitated a write down and realization of an  $878,650 valuation allowance, along with a corresponding adjustment of  $80,057 to royalties payable.  The net amount resulted in the recognition of a  $798,593 bad debt expense in the operating expense section of the statement of operations.  The following is a summary of the contingency consideration receivable and related royalties payable at December 31, 2010:

	Contingent		Net Contingent
	Consideration	Royalties	Consideration
	Receivable	Payable	Receivable

Balance spun-off, April 16, 2010:	$7,532,985	$(415,000)	$7,117,985
Net royalties received and
Commissions paid	(182,335)	11,343	(170,992)
Fair value adjustment	(878,650)	80,057	(798,593)
Balance, December 31, 2010	$6,472,000	$(323,600)	$6,148,400

The Company estimated its current portion of the contingent consideration receivable to be  $287,000 based on the estimated net present value of royalties expected to be received in the 2011 calendar year.

Note 6 - Fair Value of Financial Instruments (December 31, 2010)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Fair Value Disclosures [Text Block]
Note 8 – Fair Value of Financial Instruments

The Company adopted FASB ASC 820-10 upon inception at April 9, 2010. Under FASB ASC 820-10-5, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The standard outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. Under GAAP, certain assets and liabilities must be measured at fair value, and FASB ASC 820-10-50 details the disclosures that are required for items measured at fair value.

The Company does not have any financial instruments that must be measured under the new fair value standard.  The Company’s financial assets and liabilities are measured using inputs from the three levels of the fair value hierarchy.  The three levels are as follows:

Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 - Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 - Unobservable inputs that reflect our assumptions about the assumptions that market participants would use in pricing the asset or liability.

Note 6 – Fair Value of Financial Instruments

The Company adopted FASB ASC 820-10 upon inception at April 9, 2010. Under FASB ASC 820-10-5, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The standard outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. Under GAAP, certain assets and liabilities must be measured at fair value, and FASB ASC 820-10-50 details the disclosures that are required for items measured at fair value.

The Company doesn’t have any financial instruments that must be measured under the new fair value standard.  The Company’s financial assets and liabilities are measured using inputs from the three levels of the fair value hierarchy.  The three levels are as follows:

Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 - Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 - Unobservable inputs that reflect our assumptions about the assumptions that market participants would use in pricing the asset or liability.

Note 7 - Accrued Expenses (December 31, 2010)	12 Months Ended
Dec. 31, 2010
Other Liabilities Disclosure [Text Block]	Note 7 – Accrued Expenses As of December 31, 2010 accrued expenses included the following:
December 31,
2010

Accrued Payroll, Officer	$43,078
Accrued Payroll Taxes	4,189
$47,267

Note 8 - Note Payable (December 31, 2010)	12 Months Ended
Dec. 31, 2010
Debt Disclosure [Text Block]
Note 8 – Note Payable

A note payable in the amount of  $500,000 was paid in full on December17, 2010.

Interest expense recognized on the above promissory note totaled  $6,712 at December 31, 2010, of which  $3,356 was forgiven, and  $3,356 was paid with the settlement on December 17, 2010.

Interest expense totaled  $13,566 for the period from April 9, 2010 (inception) to December 31, 2010, of which  $6,712 was incurred from the note payable and  $6,854 was incurred on the line of credit from UBS.

The line of credit from UBS was paid in full and closed with the proceeds of the sale of our auction rate securities on July 1, 2010.

Note 9 - Stockholders' Equity (December 31, 2010)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Stockholders' Equity Note Disclosure [Text Block]
Note 10 – Changes in Stockholders’ Equity

Preferred Stock

On April 9, 2010 (inception) the Company authorized 20,000,000 shares of  $0.001 par value preferred stock.  No shares have been issued to date.

Common Stock

On April 9, 2010 (inception) the Company authorized 100,000,000 shares of  $0.001 par value common stock.

On February 11, 2011 we acquired additional oil and gas acreage from three unaffiliated sellers in two separate transactions encompassing mineral leases covering a total of approximately 117 net acres in Mountrail, Williams and Dunn counties in North Dakota for which we paid total cash of  $215,975 and issued a total of 17,952 shares of our common stock.  The fair value of the common stock exchanged was  $29,621 based on the closing stock price at the date of agreement.

On February 28, 2011, we closed an asset purchase agreement with certain sellers under which we acquired the sellers’ ownership interest in several mineral leases covering approximately 732 net acres of oil and gas properties in Williams, Mountrail, Dunn, Burke, Billings, Golden Valley, McKenzie and Stark counties in North Dakota.  In consideration for their assignment of these mineral leases, we paid the sellers a total of  $821,270 of cash and issued to them 205,050 shares of our common stock.  The fair value of the common stock exchanged was  $328,080 based on the closing stock price at the date of agreement.

On March 16, 2011, we closed an asset purchase agreement with certain sellers under which we acquired the sellers’ ownership interest in several mineral leases covering approximately 1,105 net acres of undeveloped oil and gas properties and 20 net acres of developed producing properties in Mountrail, Williams and Burke Counties in North Dakota in the Williston Basin.  In consideration for their assignment of the mineral leases, we paid the sellers a total of  $1,372,787 of cash and issued to them 871,960 shares of our common stock, and issued an additional 400,000 shares of our common stock to an unaffiliated designee of the sellers.  The fair value of the common stock exchanged was  $1,933,379 based on the closing stock price at the date of agreement.

On March 18, 2011 a total of 24,000 options were exercised for total proceeds of  $7,800.  The shares were subsequently issued on April 4, 2011.

On April 5, 2011, the Company acquired a total of 116 net mineral acres of undeveloped oil and gas properties located in Mountrail and Williams Counties within North Dakota.  In consideration for the assignment of these mineral leases, the Company paid a total of  $145,025 of cash and issued 55,689 shares of our common stock.  The fair value of the common stock exchanged was  $70,725 based on the closing stock price at the date of agreement.

On April 28, 2011, the Company acquired a total of 3,837 net mineral acres of undeveloped oil and gas properties located in Dunn County, North Dakota.  In consideration for the assignment of these mineral leases, the Company paid a total of  $2,685,900 of cash and issued 2,302,200 shares of our common stock.  The fair value of the common stock exchanged was  $2,578,464 based on the closing stock price at the date of agreement.

On May 18, 2011 a total of 24,000 options were exercised by our CEO in exchange for total proceeds of  $7,800.  No other options were exercised during the six month period ending June 30, 2011.

Stock Distribution

On June 14, 2010, Ante4, Inc. distributed 21,292,333 shares of the common stock of the Company among Ante4, Inc.’s shareholders pursuant to the spin-off of the Company from Ante4, Inc.  Each shareholder of record was issued one share of Ante5, Inc. common stock for each share of Ante4, Inc. common stock owned by the shareholder.

Note 9 – Stockholders’ Equity

Preferred Stock

On April 9, 2010 (inception) the Company authorized 20,000,000 shares of  $0.001 par value preferred stock. No shares have been issued to date.

Common Stock

On April 9, 2010 (inception) the Company authorized 100,000,000 shares of  $0.001 par value common stock.

On October 7, 2010, we issued 5,011,281 shares of our common stock in partial consideration of an asset purchase agreement (“APA”) to acquire the right, title, and interest in several mineral leases covering approximately 3,712 net acres in the Williston Basin in North Dakota (“Mineral Leases”), along with  $2,969,648 of cash, plus assignment to the Sellers (or in Sellers’ sole discretion, reservation by the Sellers in their assignment to the Company) of a 2% overriding royalty interest in the mineral leases.  The fair value of the common stock exchanged was  $1,252,820 based on the closing stock price at the date of agreement.

During November and December of 2010, the Company raised a total of  $11,000,000 from the sale common stock through a private placement offering of 11,000,000 shares of common stock at  $1.00 per share, of which, related parties participated through the investment of a total of  $6,270,000, representing 6,270,000 shares of common stock.

Stock Distribution

On June 14, 2010, Ante4, Inc. distributed 21,292,333 shares of the common stock of the Company among Ante4, Inc.’s shareholders pursuant to the spin-off of the Company from Ante4, Inc. Each shareholder of record on April 15, 2010 was issued one share of Ante5, Inc. common stock for each share of Ante4, Inc. common stock owned by the shareholder.

Note 10 - Warrants and Options (December 31, 2010)	12 Months Ended
Dec. 31, 2010
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Note 10 – Warrants and Options

Options and Warrants Granted

On November 16, 2010 the Company granted 100,000 stock options as compensation to a newly appointed Director for service on the Board of Directors in 2010.  The options vest annually over three years and are exercisable until November 15, 2020 at an exercise price of  $1.00 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 198% and a call option value of  $0.8256, was  $82,558, and is being amortized over the vesting period of the options.  The Company recognized  $3,440 of compensation expense during the period from inception (April 9, 2010) to December 31, 2010.

On November 15, 2010 the Company granted 500,000 stock options as compensation to a newly appointed Chief Operating Officer.  The options vest annually over three years and are exercisable until November 14, 2020 at an exercise price of  $1.00 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 198% and a call option value of  $0.8157, was  $407,870, and is being amortized over the vesting period of the options.  The Company recognized  $16,995 of compensation expense during the period from inception (April 9, 2010) to December 31, 2010.

On November 12, 2010 the Company granted 1,000,000 stock options as compensation to a newly elected Chief Executive Officer.  The options vest annually over three years and are exercisable until November 11, 2020 at an exercise price of  $1.00 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 198% and a call option value of  $0.8452, was  $845,183, and is being amortized over the vesting period of the options.  The Company recognized  $35,216 of compensation expense during the period from inception (April 9, 2010) to December 31, 2010.

On November 12, 2010 the Company granted 100,000 stock options as compensation to a newly appointed Director for service on the Board of Directors in 2010.  The options vest annually over three years and are exercisable until November 11, 2020 at an exercise price of  $1.00 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 198% and a call option value of  $0.8452, was  $84,518, and is being amortized over the vesting period of the options.  The Company recognized  $3,522 of compensation expense during the period from inception (April 9, 2010) to December 31, 2010.

On April 26, 2010 the Company granted a total of 300,000 stock options as compensation for service on the Board of Directors in 2010 to each of its three Directors in equal increments of 100,000 options. The options vest annually over three years and are exercisable until April 25, 2020 at an exercise price of  $0.30 per share based on the average of the bid and ask price of the Company’s common stock over the five day period beginning on the first day the common stock was traded on the “Pink Sheets”. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 204% and a call option value of  $0.1947, was  $58,425.

In accordance with the spin-off on April 16, 2010, each option to purchase shares of Ante4, Inc. (“Ante4”) common stock that was held by a director, officer or employee of Ante4 and was outstanding on the distribution date (an “Original Ante4 Option”) was replaced with both an adjusted Ante4 stock option and a stock option to purchase one share of Ante5 common stock for each share of Ante4 common stock underlying the original Ante4 stock option. The terms are generally intended to preserve the intrinsic value of the original option. As such, the strike prices were adjusted using the ratio of the intrinsic value of one share of Ante5 common stock that was distributed to the intrinsic value of each share of Ante4 common stock at the time of the spin-off. The ratio of the closing share prices on the first trading day for Ante5, July 1, 2010, relative to the closing share price of Ante4 preceding the distribution date of June 14, 2010 resulted in an allocation of 6.35% of the original strike prices of the Ante4 options to the Ante5 options. A total of 269,000 options were carried over in the spin-off with strike prices between  $0.03 and  $0.92 per share, exercisable over ten years, expiring from August 9, 2014 through May 20, 2019. All options that were carried over were fully vested.

Options and Warrants Cancelled

On November 12, 2010, 100,000 common stock options were cancelled pursuant to the resignation of a Director.

Options and Warrants Expired

No options or warrants expired during the period from April 9, 2010 (inception) to December 31, 2010.

Options Exercised

No options were exercised during the period from April 9, 2010 (inception) to December 31, 2010.

The following is a summary of information about the Stock Options outstanding at December 31, 2010.

Shares Underlying Options Outstanding				Shares Underlying Options Exercisable
Weighted
	Shares	Average	Weighted	Shares	Weighted
	Underlying	Remaining	Average	Underlying	Average
Range of	Options	Contractual	Exercise	Options	Exercise
Exercise Prices	Outstanding	Life	Price	Exercisable	Price

$0.03 - $1.00	2,169,000	9.45 years	$ 0.84	269,000	$0.20

The fair value of each option and warrant grant are estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

December 31,
2010

Average risk-free interest rates	1.16%
Average expected life (in years)	5
Volatility	201%

The Black-Scholes option pricing model was developed for use in estimating the fair value of short-term traded options that have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including expected stock price volatility.  Because the Company’s employee stock options have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion the existing models do not necessarily provide a reliable single measure of the fair value of its employee stock options.  During the period from April 9, 2010 (inception) to December 31, 2010, there were no options granted with an exercise price below the fair value of the underlying stock at the grant date.

The weighted average fair value of options granted with exercise prices at the current fair value of the underlying stock during the period from April 9, 2010 (inception) to December 31, 2010 was  $0.81 per option.

The following is a summary of activity of outstanding stock options:

	Number of Shares	Weighted Average Exercise Price
Balance, April 9, 2010 (Inception)	-0-	$-0-
Options expired	-0-	-0-
Options cancelled	(100,000)	(0.30)
Options granted	2,269,000	0.81
Options exercised	-0-	-0-

Balance, December 31, 2010	2,169,000	0.84

Exercisable, December 31, 2010	269,000	$0.20

Note 11 - Other Income	12 Months Ended
Dec. 31, 2010
Interest and Other Income [Text Block]
Note 11 – Other Income

On August 22, 2010 the Company received  $140,861 as part of a termination and release agreement with Poker Royalty, LLC (“Poker Royalty”).  The settlement, in which we maintained our right to audit, released Poker royalty from its obligations under a May 15, 2004 marketing agreement that was part of the WPT interests that were spun-off to us from Ante4, Inc.

Note 12 - Income Taxes (December 31, 2010)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Income Tax Disclosure [Text Block]
Note 13 – Income Taxes

The Company accounts for income taxes under ASC Topic 740, Income Taxes, which provides for an asset and liability approach of accounting for income taxes.  Under this approach, deferred tax assets and liabilities are recognized based on anticipated future tax consequences, using currently enacted tax laws, attributed to temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts calculated for income tax purposes.

We currently estimate that our effective tax rate for the year ending December 31, 2011 will be approximately 40%.  Losses incurred during the period from April 9 (inception) to June 30, 2011 as well as additional losses incurred during the remainder of 2011 could be used to offset future tax liabilities.  Accounting standards require the consideration of a valuation allowance for deferred tax assets if it is “more likely than not” that some component or all of the benefits of deferred tax assets will not be realized.  As of June 30, 2011, net deferred tax assets were  $-0- after a 100% valuation allowance applied to net deferred tax assets of approximately  $454,000.  We have not provided a valuation allowance against our tax liability.  As of June 30, 2011, the Company recognized a deferred tax liability of  $2,360,800 related to income taxes on a net contingent consideration receivable resulting from the sale of assets to Party Gaming during 2009.

In accordance with FASB ASC 740, the Company has evaluated its tax positions and determined there are no significant uncertain tax positions as of any date on or before June 30, 2011.

Note 12 – Income Taxes

The Company accounts for income taxes under FASB ASC 740-10, which requires use of the liability method.  FASB ASC 740-10-25 provides that deferred tax assets and liabilities are recorded based on the differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes, referred to as temporary differences, and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The Company does not expect to be able to utilize any net operating loss carry forwards earned prior to the spin-off on April 16, 2010.  Current losses recorded during the period from April 9 (inception) to December 31, 2010 as well as additional losses expected for the remainder of 2010 can be used to offset future tax liabilities.  Accounting standards require the consideration of a valuation allowance for deferred tax assets if it is “more likely than not” that some component or all of the benefits of deferred tax assets will not be realized.  We have not provided a valuation allowance against our deferred tax liabilities.

For the period from inception (April 9, 2010) to December 31, 2010, the Company incurred a net operating loss and, accordingly, no provision for income taxes has been recorded.  A benefit for income taxes of  $451,400 has been recorded due to the bad debts expense realized on our contingent consideration receivable.  At December 31, 2010, the Company had approximately  $800,000 of federal net operating losses.  The net operating loss carry forwards, if not utilized, will begin to expire in 2026.  As of December 31, 2010, the Company recognized a deferred tax asset of  $356,100, with a corresponding valuation allowance due to the uncertainty of the realization of any tax assets attributed to the net operating loss carryforwards, and a deferred tax liability of  $2,693,000 related to tax deferrals on the gain from the sale of assets to Party Gaming during 2009.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Significant components of the Company’s deferred tax assets and liabilities are as follows:

December 31,
2010
Deferred tax asset:
Net operating loss carry forwards	$800,000

Net deferred tax assets before valuation allowance	356,100
Less: Valuation allowance	$(356,100)
Net deferred tax assets	$-

Deferred tax liability:
Contingent consideration receivable, net	$(2,693,000)
Net deferred tax liability	$(2,693,000)

Based on the available objective evidence, including the Company’s history of its loss, management believes it is more likely than not that the net deferred tax assets will not be fully realizable.  Accordingly, the Company provided for a full valuation allowance against its net deferred tax assets at December 31, 2010.

A reconciliation between the amounts of income tax benefit determined by applying the applicable U.S. and State statutory income tax rate to pre-tax loss is as follows:

December 31,
2010

Federal and state statutory rate	35%
Change in valuation allowance on deferred tax assets	(35%)

In accordance with FASB ASC 740, the Company has evaluated its tax positions and determined there are no uncertain tax positions.

Note 13 - Commitments and Contingencies (December 31, 2010)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Text Block]
Note 9 – Commitments and Contingencies

The Company is involved in various inquiries, administrative proceedings and litigation relating to matters arising in the normal course of business. The Company is not currently a defendant in any material litigation and is not aware of any threatened litigation that could have a material effect on the Company. Management is not able to estimate the minimum loss to be incurred, if any, as a result of the final outcome of these matters but believes they are not likely to have a material adverse effect upon the Company’s financial position or results of operations and, accordingly, no provision for loss has been recorded.

Voyager Oil & Gas, Inc. – Indemnification Agreement

In connection with the transfer of the Ante5 assets to us, we assumed certain liabilities of Ante4 relating to the previous WPT business. We also agreed to indemnify Ante4 and related individuals from (a) liabilities and expenses relating to operations of Ante4 prior to the effective date of the merger between Ante4, Inc. and Plains Energy Investments, Inc., (b) operation or ownership of Ante5’s assets after the merger effective date, and (c) certain tax liabilities of Ante4. Ante5’s obligation to indemnify Ante4 with respect to its former operations and certain tax liabilities is limited to  $2.5 million in the aggregate.

FDIC Limits

The Company periodically maintains cash balances at banks in excess of federally insured amounts.  The extent of loss, if any, to be sustained as a result of any future failure of a bank or other financial institution is not subject to estimation at this time.

PartyGaming

The Company has recorded a contingent consideration receivable pursuant to FASB ASC 310-10-35 from the sale of substantially all of the assets of WPT Enterprises, Inc. prior to our spin-off from Ante4, Inc. on April 16, 2010. We have a dispute with Peerless Media, Ltd. (“Peerless”), a subsidiary of ElectraWorks, Ltd., the primary operating subsidiary of PartyGaming, PLC, now bwin.party digital entertainment Plc, regarding their performance of obligations with respect to the WPT Business purchased by it from Ante4 in November 2009. Accordingly, we have initiated arbitration. The arbitration was brought pursuant to the arbitration agreement contained in the Asset Purchase Agreement (“APA”) between Peerless and World Poker Tour Enterprises, Inc. (“WPTE”), a predecessor in interest to Ante5. The arbitration arises out of alleged representations and assurances made by Peerless and Jim Ryan (“Ryan”) to WPTE during the negotiation phase of the asset purchase of WPTE, upon which WPTE purports to have relied to its detriment and which WPTE contends resulted in breach of contract as well as tortious harm. Ante5 seeks legal and equitable relief, including punitive damages.

Arbitral proceedings are pending before Judicial Arbitration and Mediation Services (JAMS) in Los Angeles, California.  The arbitration demand was filed on March 18, 2011, and the arbitration commenced on March 28, 2011. Ante5, Inc. is the claimant. Named respondents are Peerless and Ryan.  Ryan filed a complaint in the U.S. District Court for the Central District of California on April 11, 2011, for declaratory relief that he is not required to arbitrate Ante5’s claims against him. The federal action is ongoing. The parties are currently engaged in discovery. The arbitration hearing is scheduled for January 2012.

Deloitte & Touche

Under our distribution (spin-off) agreement with Ante4, Inc., we were assigned rights under the claims in the case of WPT Enterprises, Inc. v. Deloitte & Touche, LLP, currently pending before the Superior Court of the State of California, County of Los Angeles.  The case is being handled by our attorneys on a contingency fee arrangement. The complaint in the case was filed in June 2007 and alleges claims for, among other things, breach of contract and professional negligence against Deloitte & Touche, LLP (“Deloitte”).  The plaintiffs, former shareholders of WPT Enterprises, Inc. (“WPTE”), allege that Deloitte caused them substantial harm when Deloitte refused to consent to the use of its audit opinion letter in connection with WPTE proposed stock offering. The case is currently scheduled for trial in March 2012.

Note 13 – Commitments and Contingencies

The Company is involved in various inquiries, administrative proceedings and litigation relating to matters arising in the normal course of business. The Company is not currently a defendant in any material litigation and is not aware of any threatened litigation that could have a material effect on the Company. Management is not able to estimate the minimum loss to be incurred, if any, as a result of the final outcome of these matters but believes they are not likely to have a material adverse effect upon the Company’s financial position or results of operations and, accordingly, no provision for loss has been recorded.

Voyager Oil& Gas, Inc. – Indemnification Agreement

In connection with the transfer of the Ante5 assets to us, we assumed certain liabilities of Ante4 relating to the previous WPT business. We also agreed to indemnify Ante4 and related individuals from (a) liabilities and expenses relating to operations of Ante4 prior to the effective date of the merger between Ante4, Inc. and Plains Energy Investments, Inc., (b) operation or ownership of Ante5’s assets after the merger effective date, and (c) certain tax liabilities of Ante4. Ante5’s obligation to indemnify Ante4 with respect to its former operations and certain tax liabilities is limited to  $2.5 million in the aggregate.

FDIC Limits

The Company periodically maintains cash balances at banks in excess of federally insured amounts.  The extent of loss, if any, to be sustained as a result of any future failure of a bank or other financial institution is not subject to estimation at this time.

PartyGaming

The Company has recorded a contingent consideration receivable pursuant to FASB ASC 310-10-35 from the sale of substantially all of the assets of WPT Enterprises, Inc. prior to our spin-off from Ante4, Inc. on April 16, 2010. We have a dispute with Peerless Media, Ltd. (“Peerless”), a subsidiary of ElectraWorks, Ltd., the primary operating subsidiary of PartyGaming, PLC, now bwin.party digital entertainment Plc, regarding their performance of obligations with respect to the WPT Business purchased by it from Ante4 in November 2009. Accordingly, we have initiated arbitration. The arbitration was brought pursuant to the arbitration agreement contained in the Asset Purchase Agreement (“APA”) between Peerless and World Poker Tour Enterprises, Inc. (“WPTE”), a predecessor in interest to Ante5. The arbitration arises out of alleged representations and assurances made by Peerless and Jim Ryan (“Ryan”) to WPTE during the negotiation phase of the asset purchase of WPTE, upon which WPTE purports to have relied to its detriment and which WPTE contends resulted in breach of contract as well as tortious harm. Ante5 seeks legal and equitable relief, including punitive damages.

Arbitral proceedings are pending before Judicial Arbitration and Mediation Services (JAMS) in Los Angeles, California.  The arbitration demand was filed on March 18, 2011, and the arbitration commenced on March 28, 2011. Ante5, Inc. is the claimant. Named respondents are Peerless and Ryan.  Ryan filed a complaint in the U.S. District Court for the Central District of California on April 11, 2011, for declaratory relief that he is not required to arbitrate Ante5’s claims against him. The federal action is ongoing. The parties are currently engaged in discovery. The arbitration hearing is scheduled for January 2012.

Deloitte & Touche

Under our distribution (spin-off) agreement with Ante4, Inc., we were assigned rights under the claims in the case of WPT Enterprises, Inc. v. Deloitte & Touche, LLP, currently pending before the Superior Court of the State of California, County of Los Angeles.  The case is being handled by our attorneys on a contingency fee arrangement. The complaint in the case was filed in June 2007 and alleges claims for, among other things, breach of contract and professional negligence against Deloitte & Touche, LLP (“Deloitte”).  The plaintiffs, former shareholders of WPT Enterprises, Inc. (“WPTE”), allege that Deloitte caused them substantial harm when Deloitte refused to consent to the use of its audit opinion letter in connection with WPTE proposed stock offering. The case is currently scheduled for trial in March 2012.

Note 14 - Subsequent Events (December 31, 2010)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events [Text Block]
Note 14 – Subsequent Events

Common Stock

On July 26, 2011, we closed on a Securities Purchase Agreement (the “Purchase Agreement”) with multiple accredited investors (the “Purchasers”) to sell 6,142,500 units (“Units”) at a price of  $1.00 per Unit, with each Unit consisting of one share of our common stock and a five-year warrant to purchase one-half of one share of the Company’s common stock for a total of 3,071,250 shares at an exercise price of  $1.50 per share (the “Offering”).  The Company may redeem outstanding warrants prior to their expiration, at a price of  $0.01 per share, provided that the volume weighted average sale price per share of Common Stock equals or exceeds  $2.50 per share for ten (10) consecutive trading days ending on the third business day prior to the mailing of notice of such redemption and provided that a resale registration statement with respect to exercise of the warrants is declared effective.  Net proceeds to the Company from the sale of the Units, after deducting selling commissions and offering expenses, were approximately  $5.6 million.

The Company agreed to pay the agents in connection with this offering an aggregate fee equal to 7.0% of the gross proceeds from the sale of the Units in the Offering.  Additionally, the Company will be required to issue warrants to the agents to purchase an aggregate of 307,125 shares of the Company’s common stock at an exercise price of  $1.00 per share to the Agents (the “Agents’ Warrants”).

On July 7, 2011 a total of 12,000 options were exercised at various prices between  $0.05 and  $0.29 per share, resulting in the receipt of total proceeds of  $1,680.

Acquisitions of Acreage

On August 9, 2011, the Company acquired a total of 636 net mineral acres of undeveloped oil and gas properties located in Mountrail, Williams, Dunn and Billings Counties within North Dakota.  In consideration for the assignment of these mineral leases, the Company paid a total of  $1,413,659.

Note 14 – Subsequent Events

Oil & gas property acquisitions:

In February 2011 we acquired additional oil and gas acreage from three unaffiliated sellers in two separate transactions encompassing mineral leases covering a total of approximately 117 net acres in Mountrail, Williams and Dunn counties in North Dakota for which we paid total cash of  $215,975 and issued a total of 17,952 shares of our common stock.

On February 28, 2011, we closed an asset purchase agreement with the Sellers under which we acquired Sellers’ ownership interest in several mineral leases covering approximately 732 net acres of oil and gas properties in Williams, Mountrail, Dunn, Burke, Billings, Golden Valley, McKenzie and Stark counties in North Dakota.  In consideration for their assignment of these mineral leases, we paid Sellers a total of  $821,270 of cash and issued to them 205,050 shares of our common stock.

On March 16, 2011, we closed an asset purchase agreement with the Sellers under which we acquired Sellers’ ownership interest in several mineral leases covering approximately 1,105 net acres of undeveloped oil and gas properties and 20 net acres of developed producing properties in Mountrail, Williams and Burke Counties in North Dakota in the Williston Basin.  In consideration for their assignment of the mineral leases, we paid Sellers a total of  $1,372,787 of cash and issued to them 871,960 shares of our common stock, and issued an additional 400,000 shares of our common stock to an unaffiliated designee of the Sellers.

Officer appointment and option issuance:

On February 22, 2011 the Company granted 500,000 stock options as compensation to a newly appointed Chief Financial Officer.  The options vest annually over three years and are exercisable until February 21, 2021 at an exercise price of  $1.65 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 108% and a call option value of  $1.3661, was  $683,070, and is being amortized over the vesting period of the options.

Exercise of options:

On March 18, 2011 an option holder exercised a total of 24,000 stock options at various strike prices resulting in proceeds of a total of  $7,800 upon the issuance of the 24,000 shares.